UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 13.4%
Auto Components 0.9%
Aftermarket Technology Corp.*	7,200	139,968
American Axle & Manufacturing Holdings, Inc.	12,500	256,250
Amerigon, Inc.*	7,300	108,040
ArvinMeritor, Inc.	20,000	250,200
Cooper Tire & Rubber Co.	17,200	257,484
Drew Industries, Inc.*	4,800	117,408
Exide Technologies* (a)	20,000	262,000
Hayes Lemmerz International, Inc.*	32,500	90,675
Lear Corp.*	22,400	580,384
Modine Manufacturing Co.	10,906	158,028

Noble International Ltd.	3,050	19,062
Raser Technologies, Inc.* (a)	8,400	72,156
Sauer-Danfoss, Inc.	2,688	59,512
Spartan Motors, Inc. (a)	10,150	85,869
Superior Industries International, Inc.	6,400	132,800
Tenneco, Inc.*	12,900	360,426
Visteon Corp.*	40,800	153,408

		3,103,670
Automobiles 0.1%
Fleetwood Enterprises, Inc.* (a)	16,777	77,174
Monaco Coach Corp.	8,675	82,239
Winnebago Industries, Inc. (a)	8,594	145,239

		304,652
Distributors 0.3%
Audiovox Corp. "A"*	5,400	57,672
Building Materials Holding Corp. (a)	10,800	47,304
Core-Mark Holding Co., Inc.*	2,300	66,102
LKQ Corp.*	33,400	750,498
Source Interlink Companies, Inc.*	14,400	27,360

		948,936
Diversified Consumer Services 1.4%
American Public Education, Inc.*	1,600	48,592
Bright Horizons Family Solutions, Inc.*	8,300	357,232
Capella Education Co.*	2,900	158,340
Coinstar, Inc.*	7,428	209,024
Corinthian Colleges, Inc.*	26,600	192,318
CPI Corp. (a)	2,000	34,540
DeVry, Inc.	17,900	748,936
INVESTools, Inc.*	16,300	179,137
Jackson Hewitt Tax Service, Inc.	9,000	103,230
K12, Inc.*	1,800	35,370
Matthews International Corp. "A"	9,800	472,850
Pre-Paid Legal Services, Inc.*	2,378	100,851
Regis Corp.	12,400	340,876
Sotheby's	18,983	548,798
Steiner Leisure Ltd.*	5,300	174,900
Stewart Enterprises, Inc. "A"	26,900	172,698
Strayer Education, Inc.	4,360	664,900
Universal Technical Institute, Inc.*	6,300	73,899

		4,616,491
Hotels Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	9,900	89,001
Ambassadors Group, Inc.	6,000	113,340
Ambassadors International, Inc. (a)	3,500	25,935
Ameristar Casinos, Inc.	8,400	153,300
Bally Technologies, Inc.*	15,200	521,968
Benihana, Inc. "A"*	2,100	23,667
BJ's Restaurants, Inc.*	3,700	53,317
Bluegreen Corp.*	7,100	47,570
Bob Evans Farms, Inc.	9,642	266,023
Buffalo Wild Wings, Inc.* (a)	4,200	102,900
California Pizza Kitchen, Inc.*	10,200	133,722
CBRL Group, Inc.	8,100	289,737
CEC Entertainment, Inc.*	7,550	218,044

Chipotle Mexican Grill, Inc. "B"*	9,400	912,646
Churchill Downs, Inc.	2,319	109,550
CKE Restaurants, Inc.	17,600	197,472
Denny's Corp.*	32,500	96,850
Domino's Pizza, Inc.	14,500	195,605
Dover Downs Gaming & Entertainment, Inc.	5,660	48,167
Gaylord Entertainment Co.*	11,400	345,306
Great Wolf Resorts, Inc.*	9,256	59,053
IHOP Corp. (a)	4,700	225,130
Isle of Capri Casinos, Inc.*	4,511	32,254
Jack in the Box, Inc.*	17,550	471,568
Jamba, Inc.* (a)	19,400	51,410
Krispy Kreme Doughnuts, Inc.* (a)	16,900	51,545
Landry's Restaurants, Inc.	3,600	58,608
LIFE TIME FITNESS, Inc.* (a)	9,700	302,737
Lodgian, Inc.*	4,874	54,345
Magna Entertainment Corp. "A"*	11,700	3,978
Marcus Corp.	4,850	93,120
McCormick & Schmick's Seafood Restaurants, Inc.*	3,135	36,523
Monarch Casino & Resort, Inc.*	3,800	67,298
Morgans Hotel Group Co.*	5,700	84,474
Morton's Restaurant Group, Inc.*	3,100	24,583
MTR Gaming Group, Inc.*	7,100	49,700
Multimedia Games, Inc.* (a)	9,800	52,332
O'Charley's, Inc.	8,300	95,616
P.F. Chang's China Bistro, Inc.* (a)	7,072	201,128
Papa John's International, Inc.*	7,112	172,181
Peet's Coffee & Tea, Inc.* (a)	4,200	98,742
Pinnacle Entertainment, Inc.*	16,700	213,760
Premier Exhibitions, Inc.* (a)	10,100	61,004
Red Robin Gourmet Burgers, Inc.*	4,600	172,822
Riviera Holdings Corp.*	3,300	68,013
Ruby Tuesday, Inc.	15,421	115,657
Ruth's Chris Steak House, Inc.*	7,200	49,752
Shuffle Master, Inc.* (a)	12,125	64,869
Six Flags, Inc.*	21,500	35,260
Sonic Corp.*	18,000	396,720
Speedway Motorsports, Inc.	4,554	114,169
Texas Roadhouse, Inc. "A"*	13,600	133,280
The Steak n Shake Co.*	8,075	63,550
Town Sports International Holdings, Inc.*	4,400	28,204
Triarc Companies, Inc. "B"	16,400	113,324
Trump Entertainment Resorts, Inc.* (a)	11,700	42,120
Vail Resorts, Inc.* (a)	9,100	439,439
WMS Industries, Inc.*	11,350	408,259

		8,750,647
Household Durables 1.1%
American Greetings Corp. "A"	15,100	280,105
Avatar Holdings, Inc.*	2,200	95,898
Beazer Homes USA, Inc. (a)	10,400	98,280
Blyth, Inc.	8,000	157,760
Brookfield Homes Corp. (a)	4,484	75,331
Champion Enterprises, Inc.* (a)	20,700	207,621
CSS Industries, Inc.	1,650	57,684
Ethan Allen Interiors, Inc.	7,400	210,382

Furniture Brands International, Inc. (a)	12,200	142,740
Helen of Troy Ltd.*	10,500	176,085
Hooker Furniture Corp.	3,400	75,956
Hovnanian Enterprises, Inc. "A"* (a)	10,500	111,300
iRobot Corp.* (a)	5,800	99,238
La-Z-Boy, Inc. (a)	13,200	110,088
Libbey, Inc.	5,200	87,568
Lifetime Brands, Inc.	4,600	41,124
M/I Homes, Inc.	5,000	84,900
Meritage Homes Corp.* (a)	6,700	129,444
National Presto Industries, Inc.	900	47,160
Palm Harbor Homes, Inc.* (a)	3,050	16,043
Russ Berrie & Co., Inc.*	3,900	54,834
Sealy Corp. (a)	11,200	85,120
Skyline Corp.	1,300	36,166
Standard Pacific Corp. (a)	17,200	83,592
Syntax-Brillian Corp.* (a)	21,500	21,070
Tarragon Corp.*	3,450	7,417
Tempur-Pedic International, Inc. (a)	22,241	244,651
Tupperware Brands Corp.	18,790	726,797
Universal Electronics, Inc.*	4,841	117,201
WCI Communities, Inc.* (a)	11,400	38,190

		3,719,745
Internet & Catalog Retail 0.9%
1-800 FLOWERS.COM, Inc. "A"*	9,500	80,845
Blue Nile, Inc.* (a)	3,900	211,185
FTD Group, Inc.	5,110	68,576
Gaiam, Inc. "A"*	5,600	96,992
GSI Commerce, Inc.*	6,900	90,735
Netflix, Inc.* (a)	12,271	425,190
Orbitz Worldwide, Inc.*	10,100	69,589
Overstock.com, Inc.* (a)	5,900	70,269
PetMed Express, Inc.*	8,200	90,938
Priceline.com, Inc.* (a)	10,916	1,319,308
Shutterfly, Inc.* (a)	5,000	74,350
Stamps.com, Inc.*	6,200	63,612
Systemax, Inc. (a)	3,900	47,034
ValueVision Media, Inc. "A"* (a)	11,600	64,264

		2,772,887
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.	4,200	30,618
Callaway Golf Co.	19,620	288,022
JAKKS Pacific, Inc.*	8,200	226,074
Leapfrog Enterprises, Inc.*	8,100	57,105
Marine Products Corp.	3,050	24,644
MarineMax, Inc.*	5,100	63,546
Nautilus, Inc.	12,075	39,727
Polaris Industries, Inc. (a)	10,000	410,100
RC2 Corp.*	6,419	134,606
Smith & Wesson Holding Corp.* (a)	10,400	52,208
Steinway Musical Instruments, Inc.*	1,400	39,928
Sturm, Ruger & Co., Inc.*	5,200	42,848

		1,409,426

Media 1.7%
AH Belo Corp. "A"*	4,940	56,464
Arbitron, Inc. (a)	8,200	353,912
Belo Corp. "A"	24,700	261,079
Carmike Cinemas, Inc.	6,100	62,708
Charter Communications, Inc. "A"* (a)	128,100	109,141
Cinemark Holdings, Inc. (a)	6,800	86,972
Citadel Broadcasting Corp.	53,100	88,146
CKX, Inc.*	11,100	105,672
Cox Radio, Inc. "A"*	9,300	110,484
Crown Media Holdings, Inc.* (a)	4,100	21,197
Cumulus Media, Inc. "A"* (a)	11,400	72,732
DG Fastchannel, Inc.*	4,800	92,064
Dolan Media*	3,300	66,363
Emmis Communications Corp. "A"*	14,394	50,091
Entercom Communications Corp. (a)	9,000	89,370
Entravision Communications Corp. "A"*	17,800	118,548
Fisher Communications, Inc.*	1,500	46,740
GateHouse Media, Inc.	6,600	38,544
Gemstar-TV Guide International, Inc.*	69,500	326,650
Global Sources Ltd.* (a)	4,630	68,756
Gray Television, Inc.	10,200	58,038
Harris Interactive, Inc.*	21,500	58,695
Interactive Data Corp.	11,700	333,099
Journal Communications, Inc. "A"	10,000	73,800
Knology, Inc.*	6,200	80,290
Lakes Entertainment, Inc.*	7,500	33,150
Lee Enterprises, Inc. (a)	13,700	137,137
Lin TV Corp. "A"*	7,600	73,036
Live Nation, Inc.* (a)	20,300	246,239
LodgeNet Interactive Corp.*	7,954	48,440
Martha Stewart Living Omnimedia, Inc. "A"* (a)	7,122	52,917
Marvel Entertainment, Inc.*	14,500	388,455
Media General, Inc. "A"	6,400	89,728
Mediacom Communications Corp. "A"*	19,400	84,002
Morningstar, Inc.*	3,900	239,265
National CineMedia, Inc.	13,200	296,736
Nexstar Broadcasting Group, Inc. "A"*	4,300	25,370
Playboy Enterprises, Inc. "B"*	9,760	81,301
PRIMEDIA, Inc.	13,800	101,430
Radio One, Inc. "D"*	24,700	37,544
RCN Corp.*	10,600	118,508
Salem Communications Corp. "A"	2,018	8,092
Scholastic Corp.*	8,900	269,403
Sinclair Broadcast Group, Inc. "A" (a)	16,518	147,175
Spanish Broadcasting System, Inc. "A"*	11,369	20,123
Sun-Times Media Group, Inc. "A"*	22,700	17,011
Valassis Communications, Inc.*	13,400	145,390
Value Line, Inc.	200	9,180
Westwood One, Inc.*	19,800	41,580
World Wrestling Entertainment, Inc.	5,822	108,348

		5,649,115
Multiline Retail 0.1%
99 Cents Only Stores*	11,400	112,746
Fred's, Inc.	13,868	142,147
Retail Ventures, Inc.*	8,300	40,255

The Bon-Ton Stores, Inc. (a)	3,800	20,786
Tuesday Morning Corp.*	11,900	61,642

		377,576
Specialty Retail 2.5%
A.C. Moore Arts & Crafts, Inc.*	6,300	42,966
Aaron Rents, Inc.	12,150	261,711
Aeropostale, Inc.*	19,600	531,356
Asbury Automotive Group, Inc.	6,200	85,312
bebe stores, inc.	8,900	95,675
Big 5 Sporting Goods Corp.	6,900	60,513
Blockbuster, Inc. "A"* (a)	56,000	182,560
Books-A-Million, Inc.	5,800	50,692
Borders Group, Inc. (a)	16,400	96,268
Brown Shoe Co., Inc.	11,625	175,189
Build-A-Bear Workshop, Inc.*	6,100	55,449
Cabela's, Inc. "A"* (a)	10,000	141,600
Cache, Inc.*	5,050	57,015
Casual Male Retail Group, Inc.*	13,600	57,120
Cato Corp. "A"	10,050	150,147
Charlotte Russe Holding, Inc.*	8,400	145,656
Charming Shoppes, Inc.* (a)	34,000	164,220
Children's Place Retail Stores, Inc.*	6,000	147,360
Christopher & Banks Corp.	9,475	94,655
Citi Trends, Inc.*	4,800	88,560
Collective Brands, Inc.*	18,200	220,584
Conn's, Inc.* (a)	3,400	55,454
CSK Auto Corp.*	11,960	111,348
Dress Barn, Inc.*	15,100	195,394
DSW, Inc. "A"*	4,700	60,865
Eddie Bauer Holdings, Inc.*	8,900	34,621
Gander Mountain Co.* (a)	1,500	9,120
Genesco, Inc.*	6,200	143,282
Group 1 Automotive, Inc.	6,700	157,316
Gymboree Corp.*	8,300	331,004
Haverty Furniture Companies, Inc.	5,000	53,200
Hibbett Sports, Inc.*	10,405	160,653
Hot Topic, Inc.*	16,275	70,145
J. Crew Group, Inc.*	11,200	494,704
Jo-Ann Stores, Inc.*	7,002	103,139
Jos. A. Bank Clothiers, Inc.* (a)	5,221	107,030
Lithia Motors, Inc. "A" (a)	4,700	47,752
Midas, Inc.*	5,300	91,107
Monro Muffler Brake, Inc.	5,775	97,598
New York & Co., Inc.*	5,323	30,554
NexCen Brands, Inc.*	13,700	46,991
Pacific Sunwear of California, Inc.*	19,500	245,895
Pier 1 Imports, Inc.*	27,400	172,072
Rent-A-Center, Inc.*	20,500	376,175
Sally Beauty Holdings, Inc.*	29,400	202,860
Select Comfort Corp.*	15,400	55,440
Shoe Carnival, Inc.*	3,800	51,414
Sonic Automotive, Inc. "A"	8,000	164,400
Stage Stores, Inc.	12,100	196,020
Stein Mart, Inc.	9,996	56,178
Talbots, Inc. (a)	4,900	52,822

The Buckle, Inc.	3,539	158,299
The Finish Line, Inc. "A"	17,000	80,920
The Men's Wearhouse, Inc.	15,400	358,358
The Pep Boys- Manny, Moe & Jack	11,800	117,528
Tween Brands, Inc.*	7,344	181,691
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	3,400	47,736
West Marine, Inc.* (a)	6,400	44,608
Wet Seal, Inc. "A"*	29,500	100,005
Zale Corp.* (a)	12,800	252,928
Zumiez, Inc.* (a)	4,200	65,898

		8,287,132
Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc.*	16,100	260,015
Cherokee, Inc. (a)	2,900	97,643
Columbia Sportswear Co. (a)	4,800	211,344
Deckers Outdoor Corp.*	3,700	398,934
FGX International Holdings Ltd.*	2,500	29,900
Fossil, Inc.*	12,200	372,588
G-III Apparel Group Ltd.*	2,900	38,918
Heelys, Inc.* (a)	2,800	12,012
Iconix Brand Group, Inc.* (a)	14,000	242,900
K-Swiss, Inc. "A"	7,500	118,650
Kenneth Cole Productions, Inc. "A"	4,544	76,975
Lululemon Athletica, Inc.* (a)	4,000	113,720
Maidenform Brands, Inc.*	8,408	136,798
Movado Group, Inc.	6,000	116,940
Oxford Industries, Inc.	3,700	83,361
Perry Ellis International, Inc.*	4,600	100,418
Quicksilver, Inc.*	33,700	330,597
Skechers USA, Inc. "A"*	5,189	104,870
Steven Madden Ltd.*	6,900	118,197
The Warnaco Group, Inc.*	13,500	532,440
Timberland Co. "A"*	13,200	181,236
True Religion Apparel, Inc.* (a)	4,900	90,895
Under Armour, Inc. "A"* (a)	6,900	252,540
UniFirst Corp.	3,800	140,942
Volcom, Inc.*	4,300	86,903
Weyco Group, Inc.	1,500	44,505
Wolverine World Wide, Inc.	14,800	429,348

		4,723,589
Consumer Staples 3.3%
Beverages 0.3%
Boston Beer Co., Inc. "A"*	3,200	152,128
Central European Distribution Corp.*	10,350	602,267
Coca-Cola Bottling Co.	1,300	80,106
Jones Soda Co.* (a)	8,600	30,014
MGP Ingredients, Inc. (a)	4,500	31,455
National Beverage Corp.	3,820	29,299

		925,269
Food & Staples Retailing 1.0%
Arden Group, Inc. "A"	200	28,600
Casey's General Stores, Inc.	15,386	347,724
Great Atlantic & Pacific Tea Co., Inc.* (a)	7,540	197,699
Ingles Markets, Inc. "A"	4,400	108,196

Longs Drug Stores Corp.	9,083	385,664
Nash Finch Co. (a)	4,700	159,706
Pantry, Inc.*	7,300	153,884
Performance Food Group Co.*	11,300	369,284
PriceSmart, Inc.	3,300	91,443
Ruddick Corp.	12,900	475,494
Spartan Stores, Inc.	7,400	154,290
The Andersons, Inc. (a)	5,000	223,050
United Natural Foods, Inc.*	13,365	250,059
Village Super Market, Inc. "A"	500	25,750
Weis Markets, Inc.	2,800	96,516
Winn-Dixie Stores, Inc.* (a)	9,300	167,028

		3,234,387
Food Products 1.3%
Alico, Inc.	900	39,735
Cal-Maine Foods, Inc. (a)	3,700	123,506
Chiquita Brands International, Inc.* (a)	12,400	286,564
Darling International, Inc.*	23,600	305,620
Farmer Brothers Co.	1,200	27,768
Flowers Foods, Inc.	23,905	591,649
Fresh Del Monte Produce, Inc.*	8,400	305,760
Green Mountain Coffee Roasters, Inc.* (a)	5,500	174,075
Hain Celestial Group, Inc.*	12,482	368,219
Imperial Sugar Co.	4,300	80,926
J & J Snack Foods Corp.	3,400	93,398
Lancaster Colony Corp.	7,500	299,700
Lance, Inc.	8,000	156,800
Maui Land & Pineapple Co., Inc.*	1,200	38,268
Pilgrim's Pride Corp.	11,000	222,530
Ralcorp Holdings, Inc.*	7,460	433,799
Reddy Ice Holdings, Inc.	5,480	71,404
Sanderson Farms, Inc. (a)	4,950	188,149
Seaboard Corp.	100	156,500
Tootsie Roll Industries, Inc. (a)	9,726	245,103
TreeHouse Foods, Inc.*	8,300	189,738

		4,399,211
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	83,028
Spectrum Brands, Inc.* (a)	13,800	63,066
WD-40 Co.	4,700	156,275

		302,369
Personal Products 0.3%
American Oriental Bioengineering, Inc.*	14,700	119,070
Chattem, Inc.*	5,300	351,602
Elizabeth Arden, Inc.*	8,100	161,595
Inter Parfums, Inc.	1,800	39,744
Mannatech, Inc. (a)	6,100	43,493
Nu Skin Enterprises, Inc. "A"	14,244	256,677
Prestige Brands Holdings, Inc.*	7,660	62,659
Revlon, Inc. "A"*	57,000	56,983
USANA Health Sciences, Inc.* (a)	2,900	63,887

		1,155,710
Tobacco 0.3%
Alliance One International, Inc.*	28,500	172,140

Universal Corp.	7,568	495,931
Vector Group Ltd. (a)	9,868	173,578

		841,649
Energy 7.6%
Energy Equipment & Services 2.9%
Allis-Chalmers Energy, Inc.* (a)	7,800	107,562
Atwood Oceanics, Inc.*	7,700	706,244
Basic Energy Services, Inc.* (a)	11,000	242,880
Bristow Group, Inc.*	5,800	311,286
Bronco Drilling Co., Inc.*	9,067	146,069
Cal Dive International, Inc.*	10,863	112,753
CARBO Ceramics, Inc.	5,700	228,570
Complete Production Services, Inc.*	10,900	250,046
Dawson Geophysical Co.*	2,500	168,750
Dril-Quip, Inc.*	7,400	343,878
ENGlobal Corp.*	6,400	54,720
Exterran Holdings, Inc.*	18,117	1,169,271
Geokinetics, Inc.*	2,700	48,924
Grey Wolf, Inc.*	50,000	339,000
Gulf Island Fabrication, Inc.	4,100	117,752
GulfMark Offshore, Inc.*	6,700	366,624
Hercules Offshore, Inc.* (a)	24,200	607,904
Hornbeck Offshore Services, Inc.*	6,400	292,288
ION Geophysical Corp.* (a)	24,300	335,340
Lufkin Industries, Inc.	4,800	306,336
Matrix Service Co.*	8,300	142,594
NATCO Group, Inc. "A"*	5,400	252,450
Newpark Resources, Inc.*	22,425	114,368
Oil States International, Inc.*	13,800	618,378
OYO Geospace Corp.*	1,400	63,588
Parker Drilling Co.*	29,600	191,216
PHI, Inc. (Non-Voting)*	3,200	100,928
Pioneer Drilling Co.*	13,800	219,834
RPC, Inc.	9,750	148,102
SulphCo, Inc.* (a)	11,000	45,870
Superior Offshore International, Inc.* (a)	4,800	15,888
Superior Well Services, Inc.*	5,648	123,522
T-3 Energy Services, Inc.*	2,200	93,632
Trico Marine Services, Inc.* (a)	4,200	163,674
Union Drilling, Inc.*	4,300	75,207
W-H Energy Services, Inc.*	8,500	585,225
Willbros Group, Inc.*	11,000	336,600

		9,547,273
Oil, Gas & Consumable Fuels 4.7%
Alon USA Energy, Inc. (a)	4,777	72,658
Alpha Natural Resources, Inc.*	18,630	809,287
APCO Argentina, Inc. (a)	1,800	46,746
Arena Resources, Inc.*	8,400	325,164
Arlington Tankers Ltd. (a)	2,700	56,700
Atlas America, Inc.	7,198	435,047
ATP Oil & Gas Corp.*	7,842	256,590
Aventine Renewable Energy Holdings, Inc.*	8,400	43,680
Berry Petroleum Co. "A"	12,200	567,178
Bill Barrett Corp.* (a)	8,460	399,735

Bois d'Arc Energy, Inc.*	4,305	92,514
BPZ Resources, Inc.*	18,000	391,140
Brigham Exploration Co.* (a)	16,300	98,941
Callon Petroleum Co.*	7,400	133,866
Carrizo Oil & Gas, Inc.*	7,784	461,358
Clayton Williams Energy, Inc.*	1,900	99,731
Clean Energy Fuels Corp.*	4,000	53,440
Comstock Resources, Inc.*	12,224	492,627
Concho Resources, Inc.*	6,800	174,352
Contango Oil & Gas Co.*	4,200	271,362
Crosstex Energy, Inc.	11,500	390,425
CVR Energy, Inc.* (a)	5,953	137,098
Delek US Holdings, Inc.	2,600	32,942
Delta Petroleum Corp.* (a)	19,900	448,546
Double Hull Tankers, Inc. (a)	8,300	88,063
Edge Petroleum Corp.*	10,900	43,927
Encore Aquisition Co.*	14,800	596,144
Energy Partners Ltd.*	9,909	93,838
Evergreen Energy, Inc.* (a)	21,300	32,802
EXCO Resources, Inc.*	16,500	305,250
FX Energy, Inc.*	12,900	54,954
General Maritime Corp.	7,600	179,436
GeoGlobal Resources, Inc.* (a)	9,700	27,063
Geomet, Inc.*	2,900	19,314
GMX Resources, Inc.*	4,000	139,720
Golar LNG Ltd. (a)	11,000	200,970
Goodrich Petroleum Corp.*	4,800	144,384
Gulfport Energy Corp.*	6,200	65,720
Harvest Natural Resources, Inc.*	12,100	145,926
International Coal Group, Inc.* (a)	34,700	220,345
Knightsbridge Tankers Ltd. (a)	6,100	162,748
Mariner Energy, Inc.*	24,560	663,366
McMoRan Exploration Co.* (a)	13,300	229,957
Meridian Resource Corp.*	18,700	27,676
Nordic American Tanker Shipping Ltd. (a)	8,100	226,800
Oilsands Quest, Inc.* (a)	38,000	149,720
Pacific Ethanol, Inc.* (a)	10,410	45,804
Parallel Petroleum Corp.*	12,800	250,496
Penn Virginia Corp.	11,300	498,217
Petrohawk Energy Corp.*	56,075	1,131,033
Petroleum Development Corp.*	4,378	303,264
PetroQuest Energy, Inc.*	13,600	235,824
Rentech, Inc.*	54,400	48,416
Rosetta Resources, Inc.*	16,252	319,677
Ship Finance International Ltd. (a)	8,000	210,240
Stone Energy Corp.*	7,679	401,688
Swift Energy Co.*	8,220	369,818
Teekay Tankers Ltd "A"	3,900	66,788
Toreador Resources Corp.* (a)	6,100	47,458
TXCO Resources, Inc.* (a)	11,400	141,132
Uranium Resources, Inc.* (a)	16,600	99,434
US BioEnergy Corp.*	2,900	17,110
USEC, Inc.* (a)	31,833	117,782
VAALCO Energy, Inc.*	18,900	93,933
Venoco, Inc.*	3,600	41,832

VeraSun Energy Corp.* (a)	10,700	78,645
Verenium Corp.* (a)	15,200	53,504
Warren Resources, Inc.* (a)	16,900	200,603
Whiting Petroleum Corp.*	12,300	795,195
World Fuel Services Corp.	7,700	216,139

		15,893,282
Financials 19.7%
Capital Markets 1.6%
Ares Capital Corp.	22,700	285,339
BGC Partners, Inc. "A"*	7,500	87,450
BlackRock Kelso Capital Corp.	3,000	35,820
Calamos Asset Management, Inc. "A"	6,900	112,332
Capital Southwest Corp.	700	86,604
Cohen & Steers, Inc. (a)	5,600	148,344
Cowen Group, Inc.*	3,000	21,270
Evercore Partners, Inc. "A" (a)	3,600	63,900
FBR Capital Markets Corp.* (a)	9,200	62,100
FCStone Group, Inc.*	2,550	70,635
GAMCO Investors, Inc. "A"	1,900	95,684
GFI Group, Inc.	4,940	283,062
Gladstone Capital Corp. (a)	4,000	74,840
Greenhill & Co., Inc. (a)	5,400	375,624
Hercules Technology Growth Capital, Inc.	10,500	114,030
HFF, Inc. "A"*	6,500	32,565
KBW, Inc.* (a)	7,500	165,375
Knight Capital Group, Inc. "A"*	28,300	459,592
Kohlberg Capital Corp.	3,000	31,140
LaBranche & Co., Inc.* (a)	13,200	57,420
Ladenburg Thalmann Financial Services, Inc.* (a)	23,900	44,693
MCG Capital Corp.	18,400	167,256
MVC Capital, Inc.	8,300	126,492
NGP Capital Resources Co. (a)	7,000	114,940
optionsXpress Holdings, Inc.	13,410	277,721
Patriot Capital Funding, Inc.	8,400	87,948
PennantPark Investment Corp.	4,400	37,444
Penson Worldwide, Inc.*	2,900	26,767
Piper Jaffray Companies, Inc.*	5,094	172,993
Prospect Capital Corp. (a)	5,800	88,276
Pzena Investment Management, Inc. "A" (a)	2,800	31,696
Riskmetrics Group, Inc.*	6,200	119,970
Sanders Morris Harris Group, Inc.	3,600	29,376
Stifel Financial Corp.*	3,900	175,110
SWS Group, Inc.	8,166	99,870
Thomas Weisel Partners Group, Inc.*	4,900	32,438
TICC Capital Corp.	5,883	44,240
TradeStation Group, Inc.*	9,900	84,348
US Global Investors, Inc. "A" (a)	4,100	55,514
Waddell & Reed Financial, Inc. "A"	25,300	812,889

		5,293,107
Commercial Banks 5.8%
1st Source Corp.	2,749	57,866
AMCORE Financial, Inc.	8,113	165,100
AmericanWest Bancorp.	3,790	33,049
Ameris Bancorp.	2,760	44,326

BancFirst Corp.	1,700	77,826
Banco Latinoamericano de Exportaciones SA "E"	6,800	104,720
Bank of the Ozarks, Inc.	3,400	81,260
Banner Corp.	3,600	82,944
Boston Private Financial Holdings, Inc.	12,156	128,732
Capital City Bank Group, Inc. (a)	2,743	79,547
Capital Corp. of the West	2,720	21,814
Capitol Bancorp., Ltd.	5,600	118,384
Cascade Bancorp. (a)	8,225	78,631
Cathay General Bancorp. (a)	15,236	315,842
Centennial Bank Holdings, Inc.*	14,800	92,944
Center Financial Corp.	3,800	34,428
Central Pacific Financial Corp. (a)	10,212	192,496
Chemical Financial Corp. (a)	8,544	203,689
Citizens Republic Bancorp., Inc.	24,320	302,298
City Bank (a)	3,061	68,168
City Holding Co.	4,900	195,510
CoBiz Financial, Inc.	4,000	52,080
Columbia Banking System, Inc.	4,218	94,399
Community Bancorp.*	4,100	55,596
Community Bank System, Inc.	9,700	238,232
Community Trust Bancorp., Inc.	3,529	103,400
CVB Financial Corp. (a)	17,384	180,967
Enterprise Financial Services Corp. (a)	2,041	51,025
First BanCorp. - North Carolina	2,750	54,808
First BanCorp. - Puerto Rico (a)	25,100	255,016
First Charter Corp.	9,500	253,745
First Commonwealth Financial Corp. (a)	22,582	261,725
First Community Bancorp.	8,484	227,795
First Community Bancshares, Inc.	2,349	85,551
First Financial Bancorp.	7,042	94,715
First Financial Bankshares, Inc.	5,286	216,620
First Financial Corp. - Indiana	3,110	95,726
First Merchants Corp.	4,628	132,083
First Midwest Bancorp., Inc. (a)	16,100	447,097
First Regional Bancorp.*	1,535	25,174
First South Bancorp., Inc. (a)	2,000	45,000
First State Bancorp.	7,700	103,103
FirstMerit Corp.	25,500	526,830
FNB Corp. - Pennsylvania (a)	20,300	316,883
Frontier Financial Corp. (a)	13,130	232,138
Glacier Bancorp., Inc. (a)	16,937	324,682
Great Southern Bancorp., Inc.	2,000	31,220
Greene Bancshares, Inc.	2,644	46,772
Hancock Holding Co.	8,800	369,776
Hanmi Financial Corp.	14,642	108,204
Harleysville National Corp.	7,330	105,699
Heartland Financial USA, Inc.	2,850	60,306
Heritage Commerce Corp.	2,700	49,491
Home Bancshares, Inc. (a)	3,200	66,784
Horizon Financial Corp.	3,575	49,371
IBERIABANK Corp.	3,775	167,044
Independent Bank Corp. - Massachusetts	3,900	115,245
Independent Bank Corp. - Michigan	7,732	80,258
Integra Bank Corp.	5,022	81,356

International Bancshares Corp.	13,610	307,314
Investors Bancorp., Inc.*	17,000	260,950
Irwin Financial Corp.	5,600	29,736
Lakeland Bancorp., Inc.	4,085	52,819
Lakeland Financial Corp.	2,500	56,625
Macatawa Bank Corp. (a)	4,511	46,960
MainSource Financial Group, Inc.	3,958	61,349
MB Financial, Inc. (a)	11,972	368,498
Midwest Banc Holdings, Inc. (a)	5,200	66,456
Nara Bancorp., Inc.	8,300	107,817
National Penn Bancshares, Inc.	19,174	348,775
NBT Bancorp., Inc.	9,297	206,393
Northfield Bancorp., Inc.* (a)	4,163	42,671
Old National Bancorp. (a)	21,902	394,236
Old Second Bancorp., Inc.	2,598	69,003
Omega Financial Corp. (a)	2,700	84,240
Oriental Financial Group, Inc.	4,942	97,407
Pacific Capital Bancorp. (a)	15,044	323,446
Park National Corp. (a)	3,450	244,432
Peoples Bancorp., Inc.	3,595	86,675
Pinnacle Financial Partners, Inc.* (a)	3,800	97,280
Preferred Bank	2,950	49,236
PrivateBancorp., Inc. (a)	6,300	198,261
Prosperity Bancshares, Inc.	10,900	312,394
Provident Bankshares Corp.	10,897	117,034
Renasant Corp.	5,200	117,000
Republic Bancorp., Inc. "A"	1,236	23,336
Royal Bancshares of Pennsylvania, Inc. "A"	243	3,516
S&T Bancorp., Inc.	6,060	194,950
S.Y. Bancorp., Inc.	2,260	52,522
Sandy Spring Bancorp., Inc.	4,400	121,088
Santander BanCorp.	884	8,937
SCBT Financial Corp.	1,993	67,363
Seacoast Banking Corp. of Florida (a)	6,260	68,547
Security Bank Corp. (a)	2,800	22,260
Sierra Bancorp.	1,100	23,771
Signature Bank*	9,600	244,800
Simmons First National Corp. "A"	3,200	95,136
South Financial Group, Inc. (a)	19,900	295,714
Southside Bancshares, Inc.	2,270	54,639
Southwest Bancorp., Inc.	3,800	66,538
Sterling Bancorp.	6,418	99,672
Sterling Bancshares, Inc.	24,637	244,892
Sterling Financial Corp. - Pennsylvania*	9,228	161,029
Sterling Financial Corp. - Washington	16,711	260,859
Suffolk Bancorp.	2,000	63,360
Sun Bancorp., Inc.*	3,455	45,502
Superior Bancorp.*	9,000	44,730
Susquehanna Bancshares, Inc.	26,590	541,638
SVB Financial Group*	10,700	466,948
Taylor Capital Group, Inc.	1,300	21,346
Texas Capital Bancshares, Inc.*	8,400	141,792
The Bancorp., Inc.*	2,884	34,839
Tompkins Financial Corp.	1,710	84,132
TriCo Bancshares	3,100	53,661

Trustmark Corp. (a)	15,900	354,252
UCBH Holdings, Inc. (a)	31,400	243,664
UMB Financial Corp.	9,984	411,341
Umpqua Holdings Corp. (a)	19,693	305,438
Union Bankshares Corp.	2,600	50,362
United Bankshares, Inc.	12,500	333,125
United Community Banks, Inc. (a)	12,900	219,042
United Securities Bancshares (a)	1,200	20,160
Univest Corp. of Pennsylvania	2,850	74,642
Virginia Commerce Bancorp., Inc.*	4,515	51,832
W Holding Co., Inc. (a)	26,300	29,193
Washington Trust Bancorp., Inc.	2,500	62,050
WesBanco, Inc.	6,400	158,144
West Coast Bancorp.	4,200	61,278
Westamerica Bancorp. (a)	9,700	510,220
Western Alliance Bancorp.* (a)	3,839	49,370
Wilshire Bancorp., Inc.	5,700	43,548
Wintrust Financial Corp. (a)	6,750	235,913

		19,253,588
Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	19,450	146,847
Advanta Corp. "B"	10,950	76,978
Cash America International, Inc.	8,100	294,840
CompuCredit Corp.* (a)	5,893	52,271
Credit Acceptance Corp.* (a)	2,037	31,635
Dollar Financial Corp.*	4,700	108,100
EZCORP, Inc. "A"*	11,700	144,027
First Cash Financial Services, Inc.*	8,600	88,838
Nelnet, Inc. "A"	3,600	42,300
QC Holdings, Inc.	932	8,435
World Acceptance Corp.*	5,100	162,435

		1,156,706
Diversified Financial Services 0.6%
Alternative Asset Management Acquisition Corp.* (a)	12,300	116,481
Ampal-American Israel Corp. "A"* (a)	3,700	23,680
Asset Acceptance Capital Corp.	4,934	47,514
ASTA Funding, Inc. (a)	4,200	58,506
Compass Diversified Holdings	4,700	61,805
Encore Capital Group, Inc.*	3,400	23,120
Energy Infrastructure Acquisition Corp.* (a)	4,900	48,755
Financial Federal Corp.	7,850	171,209
Heckmann Corp.* (a)	12,489	93,043
Hicks Acquisition Co. I, Inc.* (a)	13,510	124,022
Interactive Brokers Group, Inc. "A"* (a)	11,700	300,339
Marathon Acquisition Corp.* (a)	8,900	68,708
MarketAxess Holdings, Inc.*	11,200	111,328
NewStar Financial, Inc.*	4,000	20,720
NRDC Acquisition Corp.* (a)	9,530	87,581
NTR Acquisition Co.* (a)	5,399	51,668
PICO Holdings, Inc.*	4,100	123,943
Portfolio Recovery Associates, Inc. (a)	5,000	214,450
Primus Guaranty Ltd.* (a)	11,200	40,096
Resource America, Inc.	4,300	40,635
Triplecrown Acquisition Corp.*	12,350	112,632

		1,940,235

Insurance 3.7%
Alfa Corp.	8,100	178,038
American Equity Investment Life Holding Co.	20,172	187,196
American Physicians Capital, Inc.	3,300	152,988
Amerisafe, Inc.*	7,000	88,480
AmTrust Financial Services, Inc.	9,000	145,890
Argo Group International Holdings Ltd.*	8,015	284,693
Aspen Insurance Holdings Ltd.	25,700	677,966
Assured Guaranty Ltd.	23,500	557,890
Baldwin & Lyons, Inc.	1,825	46,866
Citizens, Inc.* (a)	8,700	58,203
CNA Surety Corp.*	3,750	57,675
Commerce Group, Inc.	14,500	522,870
Crawford & Co. "B"*	3,900	20,475
Darwin Professional Underwriters, Inc.*	1,500	33,735
Delphi Financial Group, Inc. "A"	13,731	401,357
Donegal Group, Inc. "A"	2,466	42,908
eHealth, Inc.*	4,600	101,522
EMC Insurance Group, Inc.	900	24,201
Employers Holdings, Inc.	15,900	294,786
Enstar Group Ltd.*	1,900	211,413
FBL Financial Group, Inc. "A"	3,216	91,624
First Acceptance Corp.*	3,005	8,564
First Mercury Financial Corp.*	3,300	57,453
Flagstone Reinsurance Holdings Ltd.	2,400	29,040
FPIC Insurance Group, Inc.*	3,100	146,134
Greenlight Capital Re Ltd. "A"*	4,300	79,980
Harleysville Group, Inc.	4,500	162,405
Hilb Rogal & Hobbs Co.	10,700	336,729
Hilltop Holdings, Inc.*	11,926	124,030
Horace Mann Educators Corp.	11,368	198,713
Independence Holding Co.	440	5,245
Infinity Property & Casualty Corp. (a)	5,000	208,000
IPC Holdings Ltd.	17,600	492,800
Kansas City Life Insurance Co.	700	33,642
LandAmerica Financial Group, Inc. (a)	4,700	185,509
Max Capital Group Ltd.	16,400	429,516
Meadowbrook Insurance Group, Inc.	10,000	78,100
Montpelier Re Holdings Ltd. (a)	27,900	447,795
National Financial Partners Corp. (a)	10,700	240,429
National Interstate Corp.	2,269	52,981
National Western Life Insurance Co. "A"	500	108,395
Navigators Group, Inc.*	3,800	206,720
NYMAGIC, Inc.	900	20,439
Odyssey Re Holdings Corp.	9,202	338,174
Phoenix Companies, Inc.	33,900	413,919
Platinum Underwriters Holdings Ltd.	15,700	509,622
PMA Capital Corp. "A"*	9,900	84,546
Presidential Life Corp.	6,200	108,128
ProAssurance Corp.*	9,627	518,221
RAM Holdings Ltd.*	2,100	4,767
RLI Corp.	6,600	327,162
Safety Insurance Group, Inc.	5,400	184,302
Seabright Insurance Holdings*	7,612	112,125
Security Capital Assurance Ltd. (a)	8,800	4,839

Selective Insurance Group, Inc.	16,900	403,572
State Auto Financial Corp.	3,200	93,216
Stewart Information Services Corp.	5,200	145,548
The Midland Co.	2,500	162,325
Tower Group, Inc.	6,600	166,122
United America Indemnity Ltd. "A"*	6,100	117,486
United Fire & Casualty Co.	6,300	235,620
Validus Holdings Ltd.	4,700	110,121
Zenith National Insurance Corp.	11,450	410,597

		12,283,807
Real Estate Investment Trusts 6.3%
Acadia Realty Trust (REIT)	8,327	201,097
Agree Realty Corp. (REIT)	2,900	79,605
Alesco Financial, Inc. (REIT) (a)	21,900	63,072
Alexander's, Inc. (REIT)*	700	248,150
Alexandria Real Estate Equities, Inc. (REIT)	9,297	862,018
American Campus Communities, Inc. (REIT)	7,980	218,333
American Financial Realty Trust (REIT)	36,300	288,222
Anthracite Capital, Inc. (REIT) (a)	17,800	117,480
Anworth Mortgage Asset Corp. (REIT)	21,000	128,730
Arbor Realty Trust, Inc. (REIT) (a)	5,700	85,956
Ashford Hospitality Trust (REIT)	34,732	197,278
Associated Estates Realty Corp. (REIT)	2,400	27,456
BioMed Realty Trust, Inc. (REIT)	19,100	456,299
Capital Trust, Inc. "A" (REIT) (a)	4,400	118,580
CapLease, Inc. (REIT)	14,300	111,111
CBRE Realty Finance, Inc. (REIT)	4,800	19,344
Cedar Shopping Centers, Inc. (REIT)	10,700	124,976
Chimera Investment Corp. (REIT)*	8,889	109,335
Corporate Office Properties Trust (REIT)	11,400	383,154
Cousins Properties, Inc. (REIT) (a)	13,100	323,701
Crystal River Capital, Inc. (REIT) (a)	6,200	55,366
DCT Industrial Trust, Inc. (REIT) (a)	53,600	533,856
Deerfield Capital Corp. (REIT) (a)	14,938	20,614
DiamondRock Hospitality Co. (REIT)	26,000	329,420
Digital Realty Trust, Inc. (REIT)	16,700	592,850
DuPont Fabros Technology, Inc. (REIT)*	9,313	153,571
EastGroup Properties, Inc. (REIT)	6,200	288,052
Education Realty Trust, Inc. (REIT)	10,890	136,887
Entertainment Properties Trust (REIT)	8,275	408,206
Equity Lifestyle Properties, Inc. (REIT)	6,700	330,779
Equity One, Inc. (REIT) (a)	12,250	293,632
Extra Space Storage, Inc. (REIT)	17,000	275,230
FelCor Lodging Trust, Inc. (REIT)	16,531	198,868
First Industrial Realty Trust, Inc. (REIT) (a)	14,300	441,727
First Potomac Realty Trust (REIT)	8,700	133,719
Franklin Street Properties Corp. (REIT) (a)	15,619	223,664
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	42,400	72,080
Getty Realty Corp. (REIT)	3,900	62,127
Glimcher Realty Trust (REIT)	12,600	150,696
GMH Communities Trust (REIT)	9,500	82,460
Gramercy Capital Corp. (REIT) (a)	6,200	129,766
Healthcare Realty Trust, Inc. (REIT) (a)	14,800	387,020
Hersha Hospitality Trust (REIT)	9,600	86,688
Highwoods Properties, Inc. (REIT)	17,800	553,046

Home Properties, Inc. (REIT) (a)	9,300	446,307
Impac Mortgage Holdings, Inc. (REIT)	19,400	23,862
Inland Real Estate Corp. (REIT)	19,400	295,074
Investors Real Estate Trust (REIT)	13,300	130,074
Jer Investors Trust, Inc. (REIT) (a)	6,200	52,576
Kite Realty Group Trust (REIT)	5,800	81,200
LaSalle Hotel Properties (REIT)	11,200	321,776
Lexington Realty Trust (REIT) (a)	21,580	310,968
LTC Properties, Inc. (REIT)	6,000	154,260
Luminent Mortgage Capital, Inc. (REIT) (a)	18,114	10,732
Maguire Properties, Inc. (REIT)	11,000	157,410
Medical Properties Trust, Inc. (REIT) (a)	18,846	213,337
MFA Mortgage Investments, Inc. (REIT)	44,200	278,460
Mid-America Apartment Communities, Inc. (REIT)	8,300	413,672
Mission West Properties, Inc. (REIT)	3,400	32,130
National Health Investors, Inc. (REIT)	6,400	200,000
National Retail Properties, Inc. (REIT)	20,800	458,640
Nationwide Health Properties, Inc. (REIT) (a)	27,800	938,250
Newcastle Investment Corp. (REIT) (a)	12,100	99,946
NorthStar Realty Finance Corp. (REIT) (a)	18,134	148,155
OMEGA Healthcare Investors, Inc. (REIT)	18,252	316,855
Parkway Properties, Inc. (REIT)	5,600	206,976
Pennsylvania Real Estate Investment Trust (REIT)	9,312	227,119
Post Properties, Inc. (REIT)	12,700	490,474
Potlatch Corp. (REIT)	10,726	442,662
PS Business Parks, Inc. (REIT)	4,100	212,790
RAIT Financial Trust (REIT) (a)	17,700	122,838
Ramco-Gershenson Properties Trust (REIT)	6,400	135,104
Realty Income Corp. (REIT) (a)	31,185	798,960
Redwood Trust, Inc. (REIT) (a)	7,300	265,355
Resource Capital Corp. (REIT) (a)	5,000	37,850
Saul Centers, Inc. (REIT)	2,700	135,648
Senior Housing Properties Trust (REIT)	27,700	656,490
Sovran Self Storage, Inc. (REIT)	5,600	239,176
Strategic Hotels & Resorts, Inc. (REIT)	20,200	265,226
Sun Communities, Inc. (REIT)	6,100	125,050
Sunstone Hotel Investors, Inc. (REIT)	17,500	280,175
Tanger Factory Outlet Centers, Inc. (REIT) (a)	8,400	323,148
U-Store-It Trust (REIT)	16,900	191,477
Universal Health Realty Income Trust (REIT)	3,900	129,870
Urstadt Biddle Properties "A" (REIT)	4,700	73,931
Washington Real Estate Investment Trust (REIT) (a)	14,500	484,590
Winthrop Realty Trust (REIT)	11,400	46,968

		21,079,782
Real Estate Management & Development 0.1%
Consolidated-Tomoka Land Co.	1,600	89,680
FX Real Estate & Entertainment, Inc.*	2,220	13,054
Grubb & Ellis Co.*	7,000	48,090
Meruelo Maddux Properties, Inc.*	13,200	33,528
Stratus Properties, Inc.*	900	26,523
Tejon Ranch Co.*	2,800	104,496
Thomas Properties Group, Inc.	5,400	47,412

		362,783
Thrifts & Mortgage Finance 1.3%
Abington Bancorp., Inc.	5,300	54,696

Anchor BanCorp. Wisconsin, Inc. (a)	6,700	127,099
Bank Mutual Corp.	19,141	205,574
BankAtlantic Bancorp., Inc. "A"	16,900	66,079
BankFinancial Corp.	5,200	82,732
BankUnited Financial Corp. "A" (a)	11,800	59,118
Beneficial Mutual Bancorp., Inc.*	10,800	106,812
Berkshire Hills Bancorp., Inc.	2,200	55,418
Brookline Bancorp., Inc.	20,835	239,186
Centerline Holding Co.	12,700	51,562
Clifton Savings Bancorp., Inc.	1,600	16,128
Corus Bankshares, Inc. (a)	13,100	127,463
Dime Community Bancshares	8,969	156,778
Downey Financial Corp. (a)	5,900	108,442
Federal Agricultural Mortgage Corp. "C" (a)	3,700	96,570
First Busey Corp. (a)	7,700	162,624
First Financial Holdings, Inc.	2,600	60,996
First Niagara Financial Group, Inc.	32,179	437,313
First Place Financial Corp.	3,800	49,400
FirstFed Financial Corp.* (a)	4,000	108,600
Flagstar Bancorp., Inc.	12,550	90,611
Flushing Financial Corp.	4,800	84,384
Franklin Bank Corp.*	10,300	31,209
Fremont General Corp.* (a)	18,000	9,461
Imperial Capital Bancorp., Inc.	1,900	41,078
Kearny Financial Corp.	4,497	49,242
NASB Financial, Inc.	400	10,480
NewAlliance Bancshares, Inc.	35,900	440,134
Northwest Bancorp., Inc.	6,000	163,980
Ocwen Financial Corp.* (a)	12,700	56,388
Oritani Financial Corp.*	2,000	30,340
PFF Bancorp., Inc. (a)	8,490	70,637
Provident Financial Services, Inc.	18,464	261,081
Provident New York Bancorp.	10,178	137,403
Rockville Financial, Inc.	900	12,330
Roma Financial Corp. (a)	2,900	43,239
TierOne Corp.	6,200	69,936
Triad Guaranty, Inc.* (a)	3,500	17,500
TrustCo Bank Corp. (a)	23,683	210,542
United Community Financial Corp.	8,242	51,100
ViewPoint Financial Group	3,400	56,134
Wauwatosa Holdings, Inc.* (a)	3,020	35,938
WSFS Financial Corp.	1,600	78,848

		4,424,585
Health Care 12.8%
Biotechnology 3.4%
Acadia Pharmaceuticals, Inc.*	10,191	92,330
Acorda Therapeutics, Inc.*	7,500	134,625
Alexion Pharmaceuticals, Inc.* (a)	10,935	648,446
Alkermes, Inc.*	28,200	335,016
Allos Therapeutics, Inc.*	10,200	62,016
Alnylam Pharmaceuticals, Inc.*	9,700	236,680
Altus Pharmaceuticals, Inc.*	3,600	16,380
Amicus Therapeutics, Inc.* (a)	2,600	27,820
Applera Corp. - Celera Group*	21,700	318,990

Arena Pharmaceuticals, Inc.*	22,700	155,268
ARIAD Pharmaceuticals, Inc.*	23,400	78,858
ArQule, Inc.*	12,200	52,216
Array BioPharma, Inc.*	13,800	96,738
BioMarin Pharmaceutical, Inc.*	27,928	987,813
Cell Genesys, Inc.* (a)	26,800	62,980
Cepheid, Inc.*	16,100	392,679
Cubist Pharmaceuticals, Inc.*	16,957	312,348
CV Therapeutics, Inc.*	19,422	138,479
Cytokinetics, Inc.*	7,400	24,568
CytRx Corp.* (a)	25,400	29,210
Dendreon Corp.* (a)	26,300	126,766
Encysive Pharmaceuticals, Inc.*	29,546	69,433
Enzon Pharmaceuticals, Inc.*	15,100	139,071
Genomic Health, Inc.*	3,941	74,446
GenVec, Inc.*	19,400	34,144
Geron Corp.*	23,300	113,704
GTx, Inc.* (a)	3,946	63,452
Halozyme Therapeutics, Inc.* (a)	16,500	104,940
Human Genome Sciences, Inc.* (a)	40,700	239,723
Idenix Pharmaceuticals, Inc.* (a)	7,604	38,172
Immunomedics, Inc.* (a)	20,900	58,729
Incyte Corp.*	26,100	274,311
Indevus Pharmaceuticals, Inc.* (a)	21,100	100,647
InterMune, Inc.* (a)	9,100	132,678
Isis Pharmaceuticals, Inc.* (a)	26,468	373,463
Keryx Biopharmaceuticals, Inc.*	15,200	9,120
Kosan Biosciences, Inc.*	9,900	15,543
LifeCell Corp.*	10,400	437,112
Ligand Pharmaceuticals, Inc. "B"	22,800	91,200
MannKind Corp.* (a)	14,800	88,356
Martek Biosciences Corp.*	9,400	287,358
Maxygen, Inc.*	6,100	39,406
Medarex, Inc.* (a)	35,400	313,290
Metabolix, Inc.*	4,900	53,655
Momenta Pharmaceutical, Inc.*	6,000	65,580
Myriad Genetics, Inc.* (a)	12,200	491,538
Nabi Biopharmaceuticals*	19,133	76,915
Neurocrine Biosciences, Inc.*	11,100	59,940
Novacea, Inc.*	3,700	9,990
Omrix Biopharmaceuticals, Inc.*	4,300	60,200
Onyx Pharmaceuticals, Inc.* (a)	15,900	461,577
OSI Pharmaceuticals, Inc.*	16,500	616,935
Osiris Therapeutics, Inc.* (a)	4,000	50,320
Progenics Pharmaceuticals, Inc.*	8,100	52,893
Protalix BioTherapeutics, Inc.*	571	1,502
Regeneron Pharmaceuticals, Inc.*	19,259	369,580
Rigel Pharmaceuticals, Inc.*	10,500	195,930
Savient Pharmaceuticals, Inc.* (a)	15,789	315,780
Seattle Genetics, Inc.*	12,900	117,390
Senomyx, Inc.* (a)	10,420	61,478
Telik, Inc.* (a)	19,600	47,824
Tercica, Inc.*	7,800	44,694
United Therapeutics Corp.* (a)	6,496	563,203
Vanda Pharmaceuticals, Inc.*	9,200	35,604

XOMA Ltd.*	43,000	111,370
ZymoGenetics, Inc.* (a)	12,500	122,500

		11,414,922
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.*	6,600	152,922
ABIOMED, Inc.*	7,300	95,922
Accuray, Inc.*	4,600	35,926
Align Technology, Inc.* (a)	16,600	184,426
American Medical Systems Holdings, Inc.* (a)	21,100	299,409
Analogic Corp.	4,200	279,468
AngioDynamics, Inc.*	6,900	79,764
ArthroCare Corp.* (a)	7,600	253,460
Aspect Medical Systems, Inc.*	5,600	34,160
Cantel Medical Corp.*	2,400	25,488
Conceptus, Inc.* (a)	8,600	159,616
CONMED Corp.*	9,261	237,452
CryoLife, Inc.*	4,700	44,180
Cutera, Inc.*	3,700	49,839
Cyberonics, Inc.*	6,451	93,539
Cynosure, Inc. "A"*	2,800	59,640
Datascope Corp.	3,206	132,825
ev3, Inc.*	13,565	110,419
Greatbatch, Inc.*	5,900	108,619
Haemonetics Corp.*	7,300	434,934
Hansen Medical, Inc.* (a)	3,300	46,398
Hologic, Inc.*	36,000	2,001,600
I-Flow Corp.*	7,100	99,613
ICU Medical, Inc.*	3,800	109,326
Immucor, Inc.*	20,893	445,857
Insulet Corp.*	1,800	25,920
Integra LifeSciences Holdings* (a)	5,200	226,044
Invacare Corp.	7,700	171,556
Inverness Medical Innovations, Inc.* (a)	22,004	662,320
Kensey Nash Corp.*	4,200	121,590
Masimo Corp.*	4,100	106,600
Medical Action Industries, Inc.*	5,100	83,793
Mentor Corp. (a)	9,847	253,265
Meridian Bioscience, Inc.	11,450	382,773
Merit Medical Systems, Inc.*	8,844	140,001
Micrus Endovascular Corp.*	4,400	54,384
Minrad International, Inc.*	10,000	23,500
Natus Medical, Inc.*	6,300	114,345
Northstar Neuroscience, Inc.*	4,400	6,952
NuVasive, Inc.*	10,600	365,806
NxStage Medical, Inc.*	5,885	25,423
OraSure Technologies, Inc.*	13,900	101,609
Orthofix International NV*	4,800	190,896
Palomar Medical Technologies, Inc.*	5,400	81,540
Quidel Corp.*	9,300	149,358
RTI Biologics, Inc.*	10,700	101,115
Sirona Dental Systems, Inc.*	5,600	151,032
Sonic Innovations, Inc.*	5,800	28,014
SonoSite, Inc.* (a)	5,528	157,161
Spectranetics Corp.*	10,400	86,944
Stereotaxis, Inc.* (a)	7,450	44,104

STERIS Corp.	19,100	512,453
SurModics, Inc.* (a)	4,900	205,212
Symmetry Medical, Inc.*	9,300	154,380
Thoratec Corp.*	14,860	212,349
TomoTherapy, Inc.*	2,600	37,310
Vital Signs, Inc.	2,800	141,820
Volcano Corp.*	7,400	92,500
West Pharmaceutical Services, Inc.	9,072	401,255
Wright Medical Group, Inc.*	9,600	231,744
Zoll Medical Corp.*	6,700	178,153

		11,598,023
Health Care Providers & Services 2.6%
Air Methods Corp.*	3,400	164,458
Alliance Imaging, Inc.*	5,800	49,880
Amedisys, Inc.* (a)	7,199	283,209
American Dental Partners, Inc.*	3,600	34,812
AMERIGROUP Corp.*	14,900	407,217
AMN Healthcare Services, Inc.*	8,900	137,238
AmSurg Corp.*	8,900	210,752
Animal Health International, Inc.*	2,300	25,162
Apria Healthcare Group, Inc.*	12,000	237,000
Assisted Living Concepts, Inc. "A"*	15,400	90,706
athenahealth, Inc.* (a)	2,100	49,707
Bio-Reference Laboratories, Inc.*	3,900	103,077
BMP Sunstone Corp.* (a)	7,800	59,748
Capital Senior Living Corp.*	4,300	34,615
Centene Corp.*	12,100	168,674
Chemed Corp.	7,100	299,620
CorVel Corp.*	3,050	93,299
Cross Country Healthcare, Inc.*	10,300	127,411
Emergency Medical Services Corp. "A"*	2,700	66,663
Emeritus Corp.*	3,000	62,580
Genoptix, Inc.*	1,700	42,517
Gentiva Health Services, Inc.*	8,500	184,960
HealthExtras, Inc.*	8,800	218,592
HEALTHSOUTH Corp.* (a)	23,500	418,065
Healthspring, Inc.*	13,000	183,040
Healthways, Inc.*	10,600	374,604
HMS Holdings Corp.*	5,700	162,735
Hythiam, Inc.*	10,400	12,584
inVentiv Health, Inc.*	8,600	247,766
Kindred Healthcare, Inc.*	8,500	185,895
Landauer, Inc.	2,200	110,748
LCA-Vision, Inc. (a)	6,700	83,750
LHC Group, Inc.*	4,249	71,383
Magellan Health Services, Inc.*	12,000	476,280
Matria Healthcare, Inc.*	7,053	157,282
MedCath Corp.*	3,800	69,160
Molina Healthcare, Inc.* (a)	3,400	83,028
MWI Veterinary Supply, Inc.*	2,089	73,658
National Healthcare Corp.	1,600	77,920
Nighthawk Radiology Holdings, Inc.*	7,100	66,456
Odyssey HealthCare, Inc.*	11,875	106,875
Owens & Minor, Inc.	11,200	440,608
PharMerica Corp.*	8,111	134,399

Providence Service Corp.*	3,438	103,140
PSS World Medical, Inc.*	20,963	349,244
Psychiatric Solutions, Inc.* (a)	16,500	559,680
RehabCare Group, Inc.*	5,400	81,000
Res-Care, Inc.*	6,700	114,905
Skilled Healthcare Group, Inc. "A"*	7,800	85,644
Sun Healthcare Group, Inc.*	13,400	176,076
Sunrise Senior Living, Inc.* (a)	12,250	272,930
Triple-S Management Corp. "B"*	4,100	72,386
Universal American Financial Corp.*	15,237	161,512

		8,664,650
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.* (a)	15,200	156,864
Computer Programs & Systems, Inc.	2,600	54,340
Eclipsys Corp.*	12,506	245,243
MedAssets, Inc.*	4,200	62,244
Omnicell, Inc.*	10,500	211,050
Phase Forward, Inc.*	12,443	212,526
TriZetto Group, Inc.*	14,400	240,336
Vital Images, Inc.* (a)	6,300	93,366

		1,275,969
Life Sciences Tools & Services 1.6%
Affymetrix, Inc.*	19,000	330,790
Albany Molecular Research, Inc.*	7,400	89,836
AMAG Pharmaceuticals, Inc.*	4,986	201,584
Bio-Rad Laboratories, Inc. "A"*	5,200	462,540
Bruker Corp.*	17,938	276,066
Cambrex Corp.	10,303	71,400
Dionex Corp.*	5,760	443,463
Enzo Biochem, Inc.*	9,337	84,873
eResearchTechnology, Inc.*	13,100	162,702
Exelixis, Inc.*	32,000	222,400
Illumina, Inc.*	15,747	1,195,197
Kendle International, Inc.*	3,700	166,204
Luminex Corp.* (a)	9,500	186,675
Medivation, Inc.* (a)	7,200	102,456
Nektar Therapeutics* (a)	28,700	199,178
PAREXEL International Corp.*	16,120	420,732
Pharmanet Development Group, Inc.*	5,700	143,811
Varian, Inc.*	8,528	493,942

		5,253,849
Pharmaceuticals 1.4%
Akorn, Inc.*	14,400	68,112
Alexza Pharmaceuticals, Inc.*	4,300	29,584
Alpharma, Inc. "A"*	11,390	298,532
Auxilium Pharmaceuticals, Inc.*	9,600	256,704
Bentley Pharmaceuticals, Inc.*	5,800	94,250
BioMimetic Therapeutics, Inc.*	4,300	34,400
Cadence Pharmaceuticals, Inc.*	3,700	22,015
Caraco Pharmaceutical Laboratories Ltd.*	2,300	41,285
Cypress Bioscience, Inc.* (a)	10,900	78,044
Discovery Laboratories, Inc.*	29,800	70,030
Durect Corp.*	21,400	112,350
Javelin Pharmaceuticals, Inc.*	14,900	41,869

K-V Pharmaceutical Co. "A"*	11,150	278,304
Medicines Co.*	14,300	288,860
Medicis Pharmaceutical Corp. "A" (a)	15,600	307,164
Nastech Pharmaceutical Co., Inc.* (a)	9,500	22,325
Noven Pharmaceuticals, Inc.*	8,500	76,330
Pain Therapeutics, Inc.* (a)	12,000	101,400
Par Pharmaceutical Companies, Inc.*	9,300	161,727
Penwest Pharmaceuticals Co.*	8,300	21,580
Perrigo Co.	22,998	867,715
POZEN, Inc.* (a)	8,900	92,204
Salix Pharmaceuticals Ltd.*	15,250	95,770
Santarus, Inc.*	14,800	38,036
Sciele Pharma, Inc.* (a)	11,000	214,500
Sirtris Pharmaceuticals, Inc.* (a)	2,600	33,774
Somaxon Pharmaceuticals, Inc.* (a)	4,200	19,950
SuperGen, Inc.*	18,283	45,890
Valeant Pharmaceuticals International*	29,200	374,636
ViroPharma, Inc.* (a)	19,000	169,860
VIVUS, Inc.*	14,700	88,641
XenoPort, Inc.*	6,020	243,629

		4,689,470
Industrials 15.0%
Aerospace & Defense 1.6%
AAR Corp.*	10,350	282,244
Aerovironment, Inc.*	1,300	26,585
American Science & Engineering, Inc. (a)	2,700	147,339
Applied Energetics, Inc.*	13,629	22,624
Argon ST, Inc.*	5,283	89,864
Ceradyne, Inc.*	7,475	238,901
Cubic Corp.	4,000	113,720
Curtiss-Wright Corp.	13,300	551,684
DynCorp International, Inc. "A"*	8,100	135,108
Esterline Technologies Corp.*	8,500	428,145
GenCorp, Inc.*	18,583	191,219
HEICO Corp. (a)	7,400	360,750
Hexcel Corp.* (a)	26,700	510,237
Innovative Solutions & Support, Inc.* (a)	4,950	52,322
Ladish Co., Inc.*	4,800	172,800
Moog, Inc. "A"*	10,375	437,929
MTC Technologies, Inc.*	2,000	47,560
Orbital Sciences Corp.*	16,360	394,276
Stanley, Inc.*	2,000	58,920
Taser International, Inc.* (a)	18,100	170,140
Teledyne Technologies, Inc.*	10,022	471,034
TransDigm Group, Inc.*	2,690	99,664
Triumph Group, Inc.	4,600	261,878

		5,264,943
Air Freight & Logistics 0.4%
ABX Holdings, Inc.*	21,700	63,798
Atlas Air Worldwide Holdings, Inc.*	3,917	215,435
Dynamex, Inc.*	2,080	52,624
Forward Air Corp.	9,737	345,079
Hub Group, Inc. "A"*	10,700	351,923
Pacer International, Inc.	11,700	192,231

Park-Ohio Holdings Corp.*	1,700	26,707

		1,247,797
Airlines 0.4%
AirTran Holdings, Inc.*	24,400	161,040
Alaska Air Group, Inc.*	11,300	221,706
Allegiant Travel Co.*	900	23,778
ExpressJet Holdings, Inc.*	22,100	58,123
JetBlue Airways Corp.* (a)	48,900	283,620
Pinnacle Airlines Corp.* (a)	7,100	61,983
Republic Airways Holdings, Inc.*	10,979	237,805
SkyWest, Inc.	18,100	382,272

		1,430,327
Building Products 0.5%
AAON, Inc.	3,150	63,095
American Woodmark Corp. (a)	4,100	84,296
Ameron International Corp.	2,900	271,237
Apogee Enterprises, Inc.	9,600	147,840
Builders FirstSource, Inc.* (a)	4,500	32,670
Gibraltar Industries, Inc.	8,850	103,810
Griffon Corp.*	8,370	71,982
Insteel Industries, Inc.	7,200	83,736
NCI Building Systems, Inc.*	5,600	135,520
Simpson Manufacturing Co., Inc. (a)	11,500	312,570
Trex Co., Inc.* (a)	5,200	40,976
Universal Forest Products, Inc.	5,800	186,760

		1,534,492
Commercial Services & Supplies 4.4%
ABM Industries, Inc.	11,300	253,572
Acco Brands Corp.*	14,200	192,694
Administaff, Inc.	6,300	148,743
American Ecology Corp.	6,100	154,513
American Reprographics Co.*	7,540	111,894
AMREP Corp. (a)	1,100	57,530
Arrowhead Research Corp.* (a)	12,500	35,375
Barrett Business Services, Inc.	1,200	20,556
Bowne & Co., Inc.	9,600	146,400
Casella Waste Systems, Inc. "A"*	5,800	63,394
CBIZ, Inc.*	15,528	126,087
CDI Corp.	3,100	77,655
Cenveo, Inc.* (a)	14,380	150,415
Clean Harbors, Inc.*	5,000	325,000
Comfort Systems USA, Inc.	10,000	130,100
COMSYS IT Partners, Inc.*	5,274	44,618
Consolidated Graphics, Inc.*	2,700	151,335
Cornell Companies, Inc.*	4,000	89,840
CoStar Group, Inc.* (a)	5,200	223,600
Courier Corp.	2,050	51,148
CRA International, Inc.*	3,700	118,918
Deluxe Corp.	14,300	274,703
Diamond Management & Technology Consultants, Inc.	10,700	69,015
Duff & Phelps Corp. "A"*	2,800	50,372
EnergySolutions	8,900	204,166
EnerNOC, Inc.*	800	9,120
Ennis, Inc.	7,600	127,528

Exponent, Inc.*	3,600	118,224
First Advantage Corp. "A"*	3,300	69,927
FTI Consulting, Inc.*	13,800	980,352
Fuel Tech, Inc.* (a)	5,700	116,850
G & K Services, Inc. "A"	5,772	205,541
Geo Group, Inc.*	14,100	401,004
GeoEye, Inc.*	4,700	122,153
Healthcare Services Group, Inc.	13,387	276,308
Heidrick & Struggles International, Inc.	5,744	186,852
Herman Miller, Inc.	16,500	405,405
Hudson Highland Group, Inc.*	8,900	75,383
Huron Consulting Group, Inc.*	5,471	227,320
ICT Group, Inc.*	3,400	34,306
IHS, Inc. "A"*	9,800	630,238
IKON Office Solutions, Inc.	23,500	178,600
Innerworkings, Inc.* (a)	8,000	112,240
Interface, Inc. "A"	17,441	245,046
Kelly Services, Inc. "A"	7,800	160,368
Kenexa Corp.*	7,933	146,602
Kforce, Inc.*	10,000	88,400
Kimball International, Inc. "B"	9,300	99,696
Knoll, Inc.	13,956	161,052
Korn/Ferry International*	13,123	221,779
Layne Christensen Co.*	4,900	171,598
LECG Corp.*	9,000	84,240
M&F Worldwide Corp.*	3,200	119,648
McGrath Rentcorp.	7,400	178,414
Mine Safety Appliances Co.	7,800	321,282
Mobile Mini, Inc.*	11,548	219,412
Multi-Color Corp.	1,700	38,012
Navigant Consulting, Inc.*	13,875	263,348
Odyssey Marine Exploration, Inc.*	14,600	78,694
On Assignment, Inc.*	13,300	84,455
PeopleSupport, Inc.* (a)	7,900	72,048
PHH Corp.*	15,000	261,450
Pike Electric Corp.*	4,108	57,224
Resources Connection, Inc.	14,200	253,754
Rollins, Inc.	12,412	219,568
RSC Holdings, Inc.* (a)	7,400	80,660
Schawk, Inc.	4,900	78,351
School Specialty, Inc.*	6,100	192,394
Spherion Corp.*	15,043	92,063
Standard Parking Corp.*	2,200	46,112
Standard Register Co.	3,200	24,928
Team, Inc.*	5,200	141,960
TeleTech Holdings, Inc.*	12,200	274,012
Tetra Tech, Inc.*	18,216	355,394
The Advisory Board Co.*	5,700	313,158
TrueBlue, Inc.*	13,000	174,720
United Stationers, Inc.*	7,251	345,873
Viad Corp.	6,300	226,863
Volt Information Sciences, Inc.*	4,400	74,624
Waste Connections, Inc.*	19,075	586,365
Waste Industries USA, Inc.	1,300	46,995
Waste Services, Inc.*	7,733	62,792

Watson Wyatt Worldwide, Inc. "A"	11,800	669,650

		14,881,998
Construction & Engineering 0.5%
Aecom Technology Corp.*	13,100	340,731
EMCOR Group, Inc.*	19,600	435,316
Granite Construction, Inc.	9,950	325,464
Great Lakes Dredge & Dock Co.	5,000	25,850
Insituform Technologies, Inc. "A"*	9,590	132,630
Integrated Electrical Services, Inc.* (a)	4,700	73,837
Michael Baker Corp.*	2,500	56,150
Northwest Pipe Co.*	3,200	135,968
Perini Corp.*	7,800	282,594

		1,808,540
Electrical Equipment 1.8%
A.O. Smith Corp.	5,460	179,470
Acuity Brands, Inc.	13,331	572,566
American Superconductor Corp.* (a)	12,089	280,344
AZZ, Inc.*	3,900	138,762
Baldor Electric Co.	14,197	397,516
Belden, Inc.	12,638	446,374
Brady Corp. "A"	14,800	494,764
Coleman Cable, Inc.* (a)	2,000	22,000
Encore Wire Corp.	6,750	122,917
Energy Conversion Devices, Inc.* (a)	11,109	332,159
EnerSys*	6,200	148,304
Evergreen Solar, Inc.* (a)	29,300	271,611
Franklin Electric Co., Inc. (a)	6,400	218,688
FuelCell Energy, Inc.* (a)	20,900	138,985
GrafTech International Ltd.*	29,598	479,784
II-VI, Inc.*	7,600	288,648
LSI Industries, Inc.	6,475	85,535
Medis Technologies Ltd.* (a)	8,365	75,871
Polypore International, Inc.*	4,400	91,036
Powell Industries, Inc.*	2,900	114,173
Power-One, Inc.*	16,200	52,002
Preformed Line Products Co.	400	19,472
Regal-Beloit Corp.	8,800	322,344
Superior Essex, Inc.*	5,940	167,033
Vicor Corp.	4,174	49,838
Woodward Governor Co.	16,800	448,896

		5,959,092
Industrial Conglomerates 0.4%
Raven Industries, Inc.	4,800	145,440
Standex International Corp.	2,500	55,850
Tredegar Corp.	8,155	148,503
Walter Industries, Inc.	14,800	926,924

		1,276,717
Machinery 3.3%
3D Systems Corp.* (a)	4,200	61,698
Accuride Corp.*	6,866	56,164
Actuant Corp. "A"	16,000	483,360
Albany International Corp. "A"	7,852	283,771
Altra Holdings, Inc.*	2,100	28,245
American Railcar Industries, Inc.	3,400	69,122

Ampco-Pittsburgh Corp.	2,700	116,073
Astec Industries, Inc.*	5,060	196,126
Badger Meter, Inc.	3,712	160,358
Barnes Group, Inc.	14,300	328,185
Blount International, Inc.*	9,100	112,567
Briggs & Stratton Corp.	13,600	243,440
Bucyrus International, Inc. "A"	10,750	1,092,738
Cascade Corp.	3,400	167,654
Chart Industries, Inc.*	4,800	162,432
CIRCOR International, Inc.	4,300	198,875
CLARCOR, Inc.	15,800	561,690
Columbus McKinnon Corp.*	5,500	170,390
Commercial Vehicle Group, Inc.*	4,875	48,311
Dynamic Materials Corp.	3,500	151,200
EnPro Industries, Inc.*	5,500	171,545
ESCO Technologies, Inc.*	7,134	283,362
Federal Signal Corp.	13,830	193,067
Flow International Corp.*	10,400	96,616
Force Protection, Inc.*	19,800	39,798
FreightCar America, Inc.	4,400	150,920
Gehl Co.*	4,215	71,402
Gorman-Rupp Co.	3,608	118,667
Greenbrier Companies, Inc. (a)	4,900	129,948
Hardinge, Inc.	4,300	59,168
Hurco Companies, Inc.*	2,100	98,238
Kadant, Inc.*	4,480	131,622
Kaydon Corp. (a)	8,490	372,796
L.B. Foster Co. "A"*	3,100	133,486
Lindsay Corp.	3,350	343,275
Middleby Corp.* (a)	4,300	268,277
Miller Industries, Inc.*	2,000	19,260
Mueller Industries, Inc.	10,300	297,155
Mueller Water Products, Inc. "A" (a)	33,500	274,030
NACCO Industries, Inc. "A"	1,525	123,434
Nordson Corp.	10,400	560,040
RBC Bearings, Inc.*	6,845	254,155
Robbins & Myers, Inc.	7,800	254,670
Sun Hydraulics Corp.	4,050	118,544
Tecumseh Products Co. "A"*	4,541	139,318
Tennant Co.	4,900	195,069
Titan International, Inc.	6,500	198,965
TriMas Corp.*	2,600	13,702
TurboChef Technologies, Inc.*	6,700	43,684
Twin Disc, Inc.	3,300	52,206
Valmont Industries, Inc.	5,400	474,606
Wabash National Corp.	9,700	87,203
Wabtec Corp.	13,271	499,786
Watts Water Technologies, Inc. "A" (a)	8,480	237,694
Xerium Technologies, Inc.	3,367	4,343

		11,202,450
Marine 0.4%
American Commercial Lines, Inc.*	14,600	230,680
Eagle Bulk Shipping, Inc. (a)	14,600	376,096
Genco Shipping & Trading Ltd.	5,900	332,937
Horizon Lines, Inc. "A"	9,064	168,681

TBS International Ltd. "A"*	1,400	42,280
Ultrapetrol Bahamas Ltd.*	3,500	35,840

		1,186,514
Road & Rail 0.6%
AMERCO*	3,000	171,270
Arkansas Best Corp.	6,289	200,368
Celadon Group, Inc.*	9,800	94,864
Dollar Thrifty Automotive Group, Inc.*	6,200	84,568
Genesee & Wyoming, Inc.*	9,300	319,920
Heartland Express, Inc. (a)	16,881	240,723
Knight Transportation, Inc. (a)	15,192	250,060
Marten Transport Ltd.*	4,900	76,048
Old Dominion Freight Line, Inc.*	8,650	275,329
Patriot Transportation Holding, Inc.*	300	23,532
Saia, Inc.*	5,249	83,249
Universal Truckload Services, Inc.*	2,210	46,123
Werner Enterprises, Inc.	13,700	254,272

		2,120,326
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	12,050	360,174
Beacon Roofing Supply, Inc.*	13,508	135,080
BlueLinx Holdings, Inc. (a)	4,130	21,022
Electro Rent Corp.	3,900	59,085
H&E Equipment Services, Inc.*	4,500	56,565
Houston Wire & Cable Co. (a)	5,300	84,906
Interline Brands, Inc.*	7,100	131,705
Kaman Corp.	7,400	209,346
Lawson Products, Inc.	500	13,775
NuCo2, Inc.*	5,300	147,181
Rush Enterprises, Inc. "A"*	9,700	153,648
TAL International Group, Inc.	3,800	89,566
UAP Holding Corp.	15,700	601,938
Watsco, Inc. (a)	6,353	263,141

		2,327,132
Information Technology 16.9%
Communications Equipment 2.0%
3Com Corp.*	118,100	270,449
Acme Packet, Inc.*	5,000	39,950
ADTRAN, Inc.	17,300	320,050
Anaren, Inc.*	5,670	71,782
Arris Group, Inc.*	38,316	222,999
Aruba Networks, Inc.*	3,500	18,235
Avanex Corp.*	66,700	47,357
Avocent Corp.*	13,300	224,770
Bel Fuse, Inc. "B"	2,735	76,197
Black Box Corp.	5,874	181,213
Blue Coat Systems, Inc.*	9,616	211,937
Comtech Group, Inc.*	6,100	65,819
Comtech Telecommunications Corp.*	6,750	263,250
Digi International, Inc.*	7,100	81,934
Ditech Networks, Inc.*	10,600	31,164
Dycom Industries, Inc.*	11,266	135,305
EMS Technologies, Inc.*	3,800	103,132
Extreme Networks, Inc.*	34,600	107,260

Finisar Corp.*	72,200	92,416
Foundry Networks, Inc.*	43,000	497,940
Harmonic, Inc.*	26,800	203,680
Harris Stratex Networks, Inc. "A"*	7,050	70,711
Hughes Communications, Inc.*	1,600	81,088
Infinera Corp.*	6,200	74,400
InterDigital, Inc.* (a)	13,100	259,511
Ixia*	10,400	80,704
Loral Space & Communications, Inc.*	2,700	64,368
MasTec, Inc.*	11,000	90,310
MRV Communications, Inc.*	43,534	59,641
NETGEAR, Inc.*	9,600	191,520
Network Equipment Technologies, Inc.*	6,500	42,705
Neutral Tandem, Inc.*	1,200	21,612
Nextwave Wireless, Inc.*	6,100	30,805
Oplink Communications, Inc.*	7,771	68,929
OpNext, Inc.*	5,600	30,520
Optium Corp.* (a)	5,600	39,368
Orbcomm, Inc.* (a)	5,800	28,768
Packeteer, Inc.*	13,500	68,715
Plantronics, Inc.	13,300	256,823
Polycom, Inc.*	26,700	601,818
Powerwave Technologies, Inc.*	34,100	86,955
SeaChange International, Inc.*	6,800	47,804
Sonus Networks, Inc.* (a)	75,300	259,032
Starent Networks Corp.*	3,600	48,600
Sycamore Networks, Inc.*	55,100	201,666
Symmetricom, Inc.*	15,100	52,699
Tekelec*	16,800	209,160
UTStarcom, Inc.* (a)	31,000	88,040
ViaSat, Inc.*	6,400	139,008

		6,562,119
Computers & Peripherals 0.9%
Adaptec, Inc.*	40,600	119,364
Avid Technology, Inc.* (a)	11,400	277,476
Cray, Inc.*	11,900	70,924
Data Domain, Inc.*	3,200	76,160
Electronics for Imaging, Inc.*	17,800	265,576
Emulex Corp.*	23,400	380,016
Hutchinson Technology, Inc.* (a)	7,600	120,916
Hypercom Corp.*	19,100	82,894
Imation Corp.	9,100	206,934
Immersion Corp.*	9,300	66,123
Intermec, Inc.*	16,800	372,792
Intevac, Inc.*	7,200	93,240
Netezza Corp.*	2,000	18,940
Novatel Wireless, Inc.*	9,400	90,992
Palm, Inc. (a)	28,809	144,045
Quantum Corp.*	50,200	107,428
Rackable Systems, Inc.*	9,600	87,552
Rimage Corp.*	2,300	50,370
STEC, Inc.* (a)	11,800	73,042
Stratasys, Inc.*	6,700	119,260
Synaptics, Inc.*	7,500	179,100

		3,003,144

Electronic Equipment & Instruments 2.7%
Acacia Research - Acacia Technologies*	10,700	61,525
Agilysys, Inc.	7,968	92,429
Anixter International, Inc.* (a)	8,700	557,148
Benchmark Electronics, Inc.*	19,548	350,886
Brightpoint, Inc.*	14,830	123,979
Checkpoint Systems, Inc.*	10,800	289,980
Cogent, Inc.*	12,200	115,046
Cognex Corp.	14,200	309,986
Comverge, Inc.*	1,200	12,396
CTS Corp.	13,590	145,413
Daktronics, Inc. (a)	9,300	166,563
DTS, Inc.*	6,100	146,400
Echelon Corp.* (a)	9,300	125,550
Electro Scientific Industries, Inc.*	9,556	157,483
Excel Technology, Inc.*	4,535	122,264
FARO Technologies, Inc.*	4,400	137,192
FLIR Systems, Inc.*	39,400	1,185,546
Gerber Scientific, Inc.*	8,800	78,232
Insight Enterprises, Inc.*	14,062	246,085
IPG Photonics Corp.*	3,000	47,070
Itron, Inc.* (a)	8,700	785,001
KEMET Corp.*	21,900	88,476
L-1 Identity Solutions, Inc.* (a)	16,560	220,248
Littelfuse, Inc.*	7,286	254,791
LoJack Corp.*	6,800	85,952
Measurement Specialties, Inc.*	3,511	61,337
Mercury Computer Systems, Inc.*	6,922	38,902
Methode Electronics, Inc. "A"	11,928	139,438
MTS Systems Corp.	5,900	190,334
Multi-Fineline Electronix, Inc.*	2,000	37,540
Newport Corp.*	11,900	132,923
OSI Systems, Inc.*	4,300	98,986
Park Electrochemical Corp.	6,787	175,444
PC Connection, Inc.*	1,900	15,048
Plexus Corp.*	12,924	362,518
RadiSys Corp.*	7,474	75,413
Rofin-Sinar Technologies, Inc.*	9,600	431,040
Rogers Corp.*	4,700	157,027
Scansource, Inc.*	8,100	293,139
Smart Modular Technologies (WWH), Inc.*	13,400	83,214
SYNNEX Corp.*	4,186	88,827
Technitrol, Inc.	11,900	275,247
TTM Technologies, Inc.*	14,700	166,404
Universal Display Corp.* (a)	7,515	107,615
X-Rite, Inc.*	7,100	42,387
Zygo Corp.*	4,200	52,248

		8,930,672
Internet Software & Services 2.3%
Ariba, Inc.*	21,621	208,859
Art Technology Group, Inc.*	40,300	156,364
AsiaInfo Holdings, Inc.*	10,700	116,202
Bankrate, Inc.* (a)	3,000	149,670
Chordiant Software, Inc.*	11,380	68,621
CMGI, Inc.*	13,390	177,552

CNET Networks, Inc.* (a)	42,300	300,330
comScore, Inc.*	1,800	36,108
Constant Contact, Inc.* (a)	2,100	30,408
DealerTrack Holdings, Inc.*	10,600	214,332
Dice Holdings, Inc.*	5,000	44,550
Digital River, Inc.*	11,600	359,252
DivX, Inc.*	7,900	55,300
EarthLink, Inc.*	32,300	243,865
Equinix, Inc.* (a)	10,643	707,653
Greenfield Online, Inc.*	8,200	97,252
Imergent, Inc. (a)	4,200	47,838
InfoSpace, Inc.	9,000	104,130
Internap Network Services Corp.*	12,430	61,653
Internet Capital Group, Inc.*	12,300	128,781
Interwoven, Inc.*	13,950	148,986
iPass, Inc.*	19,800	59,796
j2 Global Communications, Inc.*	13,500	301,320
Keynote Systems, Inc.*	3,200	37,728
Limelight Networks, Inc.*	5,500	17,820
Liquidity Services, Inc.*	2,200	17,600
LivePerson, Inc.*	9,300	28,830
LoopNet, Inc.* (a)	6,600	83,820
Marchex, Inc. "B"	10,000	99,800
MercadoLibre, Inc.*	4,800	190,848
Move, Inc.*	29,600	91,168
NIC, Inc.	12,300	87,453
Omniture, Inc.*	12,734	295,556
On2 Technologies, Inc.* (a)	37,600	38,352
Openwave Systems, Inc.	23,166	56,757
Perficient, Inc.* (a)	9,500	75,430
RealNetworks, Inc.*	28,600	163,878
S1 Corp.*	17,900	127,269
SAVVIS, Inc.*	8,000	130,160
Sohu.com, Inc.*	7,800	352,014
SonicWALL, Inc.*	19,900	162,583
Switch & Data Facilities Co.*	2,800	28,588
Terremark Worldwide, Inc.*	12,992	71,196
The Knot, Inc.*	9,100	106,925
TheStreet.com, Inc.	7,300	58,984
Travelzoo, Inc.*	3,200	35,328
United Online, Inc. (a)	18,650	196,944
ValueClick, Inc.*	28,600	493,350
Vignette Corp.*	9,240	122,060
VistaPrint Ltd.* (a)	12,900	450,855
Vocus, Inc.*	4,300	113,520
Websense, Inc.*	12,800	240,000

		7,793,638
IT Services 1.8%
BearingPoint, Inc.*	54,500	91,560
CACI International, Inc. "A"*	8,400	382,620
Cass Information Systems, Inc.	1,400	44,184
CIBER, Inc.*	14,147	69,320
CSG Systems International, Inc.*	10,800	122,796
CyberSource Corp.*	18,647	272,433
Euronet Worldwide, Inc.* (a)	13,400	258,084

Exlservice Holdings, Inc.*	5,900	135,464
Forrester Research, Inc.*	5,200	138,216
Gartner, Inc.*	21,385	413,586
Gevity HR, Inc.	9,100	78,806
Global Cash Access Holdings, Inc.*	10,400	60,944
Heartland Payment Systems, Inc.	4,060	93,421
iGATE Corp.*	4,288	30,530
Information Services Group, Inc.*	4,800	24,768
infoUSA, Inc.	9,800	59,878
Integral Systems, Inc.	2,535	74,098
Lionbridge Technologies, Inc.*	22,000	73,700
ManTech International Corp. "A"*	5,200	235,872
MAXIMUS, Inc.	5,406	198,454
MPS Group, Inc.*	28,672	338,903
Ness Technologies, Inc.*	10,400	98,696
Online Resources Corp.*	9,600	92,352
Perot Systems Corp. "A"*	23,800	357,952
RightNow Technologies, Inc.*	4,300	51,170
Safeguard Scientifics, Inc.*	27,800	41,422
SAIC, Inc.*	48,800	907,192
Sapient Corp.*	21,800	151,728
SI International, Inc.*	4,700	90,193
SRA International, Inc. "A"*	11,300	274,703
Sykes Enterprises, Inc.*	8,500	149,515
Syntel, Inc.	3,200	85,280
TNS, Inc.*	8,500	175,440
Wright Express Corp.*	11,200	344,176

		6,017,456
Semiconductors & Semiconductor Equipment 3.2%
Actel Corp.*	8,568	131,176
Advanced Analogic Technologies, Inc.*	13,054	73,363
Advanced Energy Industries, Inc.*	9,006	119,420
Amkor Technology, Inc.*	29,300	313,510
ANADIGICS, Inc.* (a)	15,500	101,680
Applied Micro Circuits Corp.*	19,775	141,984
Asyst Technologies, Inc.*	16,100	56,350
Atheros Communications*	15,500	323,020
ATMI, Inc.*	9,606	267,335
Axcelis Technologies, Inc.*	29,300	164,080
Brooks Automation, Inc.*	21,596	209,913
Cabot Microelectronics Corp.*	6,600	212,190
Cavium Networks, Inc.*	1,300	21,320
Cirrus Logic, Inc.*	30,300	203,616
Cohu, Inc.	7,483	121,599
Conexant Systems, Inc.*	130,100	75,445
Credence Systems Corp.*	36,380	61,846
Cymer, Inc.*	9,373	244,073
Diodes, Inc.*	9,550	209,718
DSP Group, Inc.*	10,700	136,318
Eagle Test Systems, Inc.*	2,900	30,450
Entegris, Inc.*	34,385	247,228
Exar Corp.*	14,982	123,302
FEI Co.* (a)	11,702	255,455
FormFactor, Inc.*	13,400	255,940
Hittite Microwave Corp.*	4,299	160,869

IXYS Corp.*	7,100	48,493
Kulicke & Soffa Industries, Inc.*	18,300	87,474
Lattice Semiconductor Corp.*	40,700	115,588
LTX Corp.*	22,674	71,196
Mattson Technology, Inc.*	15,400	93,786
Micrel, Inc.	18,600	172,422
Microsemi Corp.*	21,388	487,646
Microtune, Inc.*	16,500	60,390
MIPS Technologies, Inc.*	16,000	63,360
MKS Instruments, Inc.*	14,700	314,580
Monolithic Power Systems, Inc.*	7,700	135,751
Netlogic Microsystems, Inc.*	4,300	103,802
OmniVision Technologies, Inc.* (a)	14,700	247,254
ON Semiconductor Corp.*	90,085	511,683
PDF Solutions, Inc.*	6,100	33,611
Pericom Semiconductor Corp.*	8,700	127,716
Photronics, Inc.*	12,168	116,204
PLX Technology, Inc.*	10,000	66,700
PMC-Sierra, Inc.*	59,800	340,860
RF Micro Devices, Inc.*	78,287	208,243
Rubicon Technology, Inc.*	1,400	40,572
Rudolph Technologies, Inc.*	8,602	84,042
Semitool, Inc.*	7,200	59,904
Semtech Corp.*	18,700	267,971
Sigma Designs, Inc.* (a)	8,300	188,161
Silicon Image, Inc.*	23,700	118,737
Silicon Storage Technology, Inc.*	28,000	73,360
SiRF Technology Holdings, Inc.* (a)	17,500	89,075
Skyworks Solutions, Inc.*	44,400	323,232
Spansion, Inc. "A"*	22,400	61,600
Standard Microsystems Corp.*	6,661	194,368
Supertex, Inc.*	3,348	68,333
Techwell, Inc.*	5,800	62,872
Tessera Technologies, Inc.*	13,400	278,720
Trident Microsystems, Inc.*	15,800	81,370
TriQuint Semiconductor, Inc.*	43,678	221,011
Ultra Clean Holdings, Inc.*	7,300	71,540
Ultratech, Inc.*	8,528	81,954
Veeco Instruments, Inc.*	10,800	179,604
Volterra Semiconductor Corp.*	7,800	88,374
Zoran Corp.*	13,665	186,664

		10,489,423
Software 4.0%
ACI Worldwide, Inc.* (a)	11,806	235,176
Actuate Corp.*	15,700	64,370
Advent Software, Inc.*	5,500	234,410
Ansoft Corp.*	5,800	177,016
ANSYS, Inc.*	22,000	759,440
Blackbaud, Inc.	13,782	334,627
Blackboard, Inc.*	8,800	293,304
BladeLogic, Inc.*	1,700	47,685
Borland Software Corp.*	28,129	56,821
Bottomline Technologies, Inc.*	7,100	89,460
Commvault Systems, Inc.*	11,400	141,360
Concur Technologies, Inc.*	12,700	394,335

Deltek, Inc.*	1,800	23,364
Double-Take Software, Inc.*	3,200	37,376
Epicor Software Corp.*	16,500	184,800
EPIQ Systems, Inc.*	10,100	156,752
FalconStor Software, Inc.* (a)	11,083	84,342
i2 Technologies, Inc.* (a)	5,500	61,930
Informatica Corp.*	24,500	417,970
Interactive Intelligence, Inc.*	3,200	37,664
Intervoice, Inc.*	13,400	106,664
Jack Henry & Associates, Inc.	22,900	564,943
JDA Software Group, Inc.*	8,482	154,796
Lawson Software, Inc.*	36,000	271,080
Macrovision Corp.*	15,500	209,250
Magma Design Automation, Inc.*	13,600	130,152
Manhattan Associates, Inc.*	8,500	194,905
Mentor Graphics Corp.*	24,700	218,101
MICROS Systems, Inc.*	24,332	819,015
MicroStrategy, Inc. "A"*	2,700	199,773
Midway Games, Inc.* (a)	8,559	23,109
Monotype Imaging Holdings, Inc.*	3,300	49,863
MSC.Software Corp.*	11,400	148,086
Net 1 UEPS Technologies, Inc.*	12,200	275,110
NetSuite, Inc.*	2,100	45,234
Nuance Communications, Inc.*	43,936	764,926
Parametric Technology Corp.*	33,500	535,330
Pegasystems, Inc.	2,700	26,001
Progress Software Corp.*	12,994	388,780
PROS Holdings, Inc.*	1,400	17,570
QAD, Inc.	3,400	28,594
Quality Systems, Inc. (a)	5,700	170,259
Quest Software, Inc.*	18,400	240,488
Radiant Systems, Inc.*	8,300	115,951
Renaissance Learning, Inc.	1,900	26,581
Secure Computing Corp.*	13,737	88,604
Smith Micro Software, Inc.*	10,300	63,036
Solera Holdings, Inc.*	7,000	170,520
Sonic Solutions*	7,900	76,235
SourceForge, Inc.*	24,700	49,153
SPSS, Inc.*	6,100	236,558
Sybase, Inc.*	25,700	675,910
Symyx Technologies, Inc.*	12,370	92,775
Synchronoss Technologies, Inc.* (a)	5,400	108,162
Take-Two Interactive Software, Inc.* (a)	19,900	507,848
Taleo Corp. "A"*	5,616	108,950
THQ, Inc.*	18,745	408,641
TIBCO Software, Inc.*	56,400	402,696
TiVo, Inc.*	29,400	257,544
Tyler Technologies, Inc.*	10,000	139,800
Ultimate Software Group, Inc.*	7,900	237,474
VASCO Data Security International, Inc.*	7,600	103,968
Wind River Systems, Inc.*	24,000	185,760

		13,470,397

Materials 5.6%
Chemicals 2.7%
A. Schulman, Inc.	9,000	184,770
American Vanguard Corp.	4,433	73,765
Arch Chemicals, Inc.	7,288	271,551
Balchem Corp.	4,300	98,556
Calgon Carbon Corp.* (a)	11,700	176,085
CF Industries Holdings, Inc.	16,000	1,657,920
Ferro Corp.	11,632	172,852
Flotek Industries, Inc.* (a)	5,300	77,327
GenTek, Inc.* (a)	3,200	96,256
Georgia Gulf Corp. (a)	10,047	69,626
H.B. Fuller Co.	16,996	346,888
Hercules, Inc.	35,500	649,295
Innophos Holdings, Inc.	4,900	78,841
Innospec, Inc.	6,200	131,440
Koppers Holdings, Inc.	5,600	248,136
Kronos Worldwide, Inc.	1,019	24,609
Landec Corp.*	4,900	41,307
LSB Industries, Inc.*	5,200	76,648
Minerals Technologies, Inc.	5,368	337,110
NewMarket Corp.	4,300	324,435
NL Industries, Inc.	1,832	20,006
Olin Corp.	20,254	400,219
OM Group, Inc.*	8,400	458,136
PolyOne Corp.*	24,762	157,734
Rockwood Holdings, Inc.*	11,087	363,321
Sensient Technologies Corp.	12,833	378,445
ShengdaTech, Inc.* (a)	7,500	63,750
Spartech Corp.	10,000	84,500
Stepan Co.	1,000	38,230
Terra Industries, Inc.*	26,800	952,204
Tronox, Inc. "B"	12,300	47,970
W.R. Grace & Co.*	21,100	481,502
Zep, Inc.	6,365	103,240
Zoltek Companies, Inc.* (a)	6,900	182,988

		8,869,662
Construction Materials 0.2%
Headwaters, Inc.* (a)	11,500	151,685
Texas Industries, Inc. (a)	7,647	459,661
US Concrete, Inc.*	13,500	51,300

		662,646
Containers & Packaging 0.7%
AEP Industries, Inc.*	1,600	48,464
AptarGroup, Inc.	19,500	759,135
Boise, Inc.* (a)	12,300	78,720
Chesapeake Corp.	7,033	33,829
Graphic Packaging Holding Co.*	17,700	51,684
Greif, Inc. "A"	9,300	631,749
Myers Industries, Inc.	9,359	122,883
Rock-Tenn Co. "A"	9,800	293,706
Silgan Holdings, Inc.	7,900	392,077

		2,412,247
Metals & Mining 1.7%
A.M. Castle & Co.	4,400	118,800
AMCOL International Corp.	6,750	210,803

Apex Silver Mines Ltd.* (a)	17,700	214,524
Brush Engineered Materials, Inc.*	5,700	146,319
Century Aluminum Co.*	8,500	563,040
Coeur d'Alene Mines Corp.*	134,700	544,188
Compass Minerals International, Inc.	9,400	554,412
Esmark, Inc.* (a)	4,800	54,240
General Moly, Inc.*	14,900	119,051
Haynes International, Inc.*	3,100	170,128
Hecla Mining Co.* (a)	35,100	391,716
Kaiser Aluminum Corp.	4,600	318,780
Olympic Steel, Inc.	2,500	112,750
Quanex Corp. (a)	10,475	541,976
Royal Gold, Inc. (a)	7,400	223,258
RTI International Metals, Inc.*	6,400	289,344
Schnitzer Steel Industries, Inc. "A"	6,150	436,773
Stillwater Mining Co.*	10,625	164,369
Universal Stainless & Alloy Products, Inc.*	2,400	71,304
US Gold Corp.*	16,200	41,148
Worthington Industries, Inc. (a)	20,100	339,087

		5,626,010
Paper & Forest Products 0.3%
AbitibiBowater, Inc. (a)	16,016	206,766
Buckeye Technologies, Inc.*	11,398	127,202
Deltic Timber Corp.	2,700	150,390
Glatfelter	13,808	208,639
Mercer International, Inc.* (a)	12,212	85,118
Neenah Paper, Inc.	5,000	128,900
Schweitzer-Mauduit International, Inc.	3,800	87,932
Wausau Paper Corp.	11,480	94,825

		1,089,772
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	14,400	176,256
Atlantic Tele-Network, Inc.	2,300	77,809
Cbeyond, Inc.*	6,000	112,740
Cincinnati Bell, Inc.*	74,700	318,222
Cogent Communications Group, Inc.*	14,800	270,988
Consolidated Communications Holdings, Inc.	5,450	82,459
FairPoint Communications, Inc.	11,990	108,150
General Communication, Inc. "A"*	15,500	95,170
Global Crossing Ltd.* (a)	10,600	160,696
Globalstar, Inc.* (a)	5,600	40,824
iBasis, Inc.	6,400	26,240
IDT Corp. "B" (a)	13,200	51,084
Iowa Telecommunications Services, Inc.	8,400	148,932
NTELOS Holdings Corp.	8,700	210,540
PAETEC Holding Corp.*	22,499	149,843
Premiere Global Services, Inc.*	18,448	264,544
Shenandoah Telecommunications Co.	6,072	90,108
SureWest Communications	3,400	52,564
Time Warner Telecom, Inc. "A"*	41,900	649,031
Vonage Holdings Corp.* (a)	12,200	22,570

		3,108,770

Wireless Telecommunication Services 0.2%
Centennial Communications Corp.*	5,500	32,505
FiberTower Corp.*	30,000	52,800
ICO Global Communications Holdings Ltd.*	26,100	80,649
iPCS, Inc.	5,400	126,090
Rural Celluar Corp. "A"*	4,100	181,343
Syniverse Holdings, Inc.*	6,720	111,955
USA Mobility, Inc.*	8,164	58,291
Virgin Mobile USA, Inc. "A"*	6,925	14,058

		657,691
Utilities 3.0%
Electric Utilities 1.2%
ALLETE, Inc.	8,500	328,270
Central Vermont Public Service Corp.	2,800	66,920
Cleco Corp.	16,260	360,647
El Paso Electric Co.*	13,500	288,495
Empire District Electric Co.	8,200	166,050
IDACORP, Inc. (a)	12,300	394,953
ITC Holdings Corp.	14,200	739,252
MGE Energy, Inc.	5,200	177,112
Otter Tail Corp.	7,900	279,581
Portland General Electric Co.	10,500	236,775
UIL Holdings Corp.	6,633	199,852
Unisource Energy Corp.	9,200	204,792
Westar Energy, Inc. (a)	29,700	676,269

		4,118,968
Gas Utilities 1.0%
EnergySouth, Inc.	1,600	83,504
New Jersey Resources Corp.	13,575	421,504
Nicor, Inc.	13,100	438,981
Northwest Natural Gas Co.	7,407	321,760
Piedmont Natural Gas Co., Inc. (a)	23,700	622,362
South Jersey Industries, Inc.	9,600	337,056
Southwest Gas Corp.	13,512	377,795
The Laclede Group, Inc.	5,300	188,839
WGL Holdings, Inc.	14,300	458,458

		3,250,259
Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc. (a)	4,000	172,040
Multi-Utilities 0.5%
Aquila, Inc.*	109,300	350,853
Avista Corp.	15,371	300,657
Black Hills Corp. (a)	12,000	429,360
CH Energy Group, Inc. (a)	4,200	163,380
NorthWestern Corp.	11,800	287,566
PNM Resources, Inc.	22,400	279,328

		1,811,144
Water Utilities 0.2%
American States Water Co.	4,300	154,800
Cadiz, Inc.* (a)	2,400	36,912
California Water Service Group	4,900	186,935
Consolidated Water Co., Ltd. (a)	5,100	112,353
SJW Corp.	3,700	105,783

Southwest Water Co. (a)	9,625	106,549

		703,332

Total Common Stocks (Cost $340,938,095)		328,644,210
Warrants 0.0%
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
Rights 0.0%
Ares Capital Corp., Expiration Date 4/21/2008*	7,566	3,027
Centerline Holding Co., Expiration Date 4/4/2008*	12,700	0
FX Real Estate & Entertainment, Inc., Expiration Date 4/18/2008*	1,110	0
MCG Capital Corp., Expiration Date 4/18/2008*	2,628	2,812

Total Rights (Cost $89)		5,839
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 2.97% **, 6/26/2008 (b) (Cost $536,169)	540,000	538,355
	Shares	Value ($)

Closed End Investment Companies 0.2%
Apollo Investment Corp. (a)	35,323	559,163
Kayne Anderson Energy Development Fund	1,900	47,310

Total Closed End Investment Companies (Cost $694,107)		606,473
Securities Lending Collateral 16.1%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $53,904,062)	53,904,062	53,904,062
Cash Equivalents 1.4%
Cash Management QP Trust, 2.84% (c) (Cost $4,855,708)	4,855,708	4,855,708
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $400,928,230) †	116.3	388,554,647
Other Assets and Liabilities, Net	(16.3)	(54,465,144)

Net Assets	100.0	334,089,503

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $401,923,749. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $13,369,102. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,524,788 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $72,893,890.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $52,325,224 which is 15.7% of net assets.
(b)		At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)		Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	6/20/2008	81	5,514,214	5,589,000	74,786

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 388,016,292	$ 74,786
Level 2 - Other Significant	538,355	-
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$388,554,647	$ 74,786

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008